UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-21589

CREDIT SUISSE COMMODITY STRATEGY FUNDS
(Exact name of registrant as specified in charter)

One Madison Avenue, New York, New York			10010
(Address of principal executive offices)			(Zip code)

John G. Popp Credit Suisse Commodity Strategy Funds One Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 325-2000

Date of fiscal year end:	October 31

Date of reporting period:	November 1, 2015 to April 30, 2016

Item 1. Reports to Stockholders.

CREDIT SUISSE FUNDS

Semiannual Report

April 30, 2016
  (unaudited)

■  CREDIT SUISSE
COMMODITY ACCESS STRATEGY FUND

The Fund's investment objectives, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the Fund, are provided in the Prospectus, which should be read carefully before investing. You may obtain additional copies by calling 877-870-2874 or by visiting our website at www.credit-suisse.com/us/funds.

Credit Suisse Securities (USA) LLC, Distributor, is located at One Madison Avenue, New York, NY 10010. Credit Suisse Funds are advised by Credit Suisse Asset Management, LLC.

Investors in the Credit Suisse Funds should be aware that they may be eligible to purchase Class I shares (where offered) directly or through certain intermediaries. Such shares are not subject to a sales charge. Investors in the Credit Suisse Funds should also be aware that they may be eligible for a reduction or waiver of the sales charge with respect to Class A or C shares (where offered). For more information, please review the relevant prospectuses or consult your financial representative.

Fund shares are not deposits or other obligations of Credit Suisse Asset Management, LLC ("Credit Suisse") or any affiliate, are not FDIC-insured and are not guaranteed by Credit Suisse or any affiliate. Fund investments are subject to investment risks, including loss of your investment.

Credit Suisse Commodity ACCESS Strategy Fund
Semiannual Investment Adviser's Report
April 30, 2016 (unaudited)

June 24, 2016

Dear Shareholder:

We are pleased to present this Semiannual Report covering the activities of the Credit Suisse Commodity ACCESS Strategy Fund (the "Fund") for the six-month period ended April 30, 2016.

Performance Summary
11/01/15 – 04/30/16

Fund & Benchmark	Performance
Class I1	-5.51%
Class A1,2	-5.55%
Class C1,2	-5.86%
Credit Suisse Commodity Benchmark Total Return Index[3]	-6.46%

Performance shown for the Fund's Class A and Class C Shares does not reflect sales charges, which are a maximum of 4.75% and 1.00%, respectively.2

Market and Strategy Review:

Commodities were lower for the semiannual period ended April 30, 2016. The Credit Suisse Commodity Benchmark Total Return Index ("CSCB Index") was down 6.46%, with 22 out of 34 index constituents trading lower.

For the six-month period ended April 30, 2016, the Fund outperformed the CSCB Index before fees and fund expenses. This outperformance was largely due to active positioning in the Energy and Agriculture sectors. The Fund was generally underweight Gasoil and Natural Gas, both of which declined, and overweight Soybeans and Soybean Meal, as both increased. A WTI Crude Oil calendar spread also contributed positively to relative performance. A short position in Lean Hogs detracted from relative performance as it increased for the period. Active positions in Sugar, Aluminum, Nickel, and Silver also negatively offset some of the relative gains. The Fund's Class I, A and C Shares outperformed the CSCB Index, after fees and fund expenses.

Energy was the worst performing sector, down 15.06%, with all sector constituents posting negative returns. Natural Gas posted the largest decline, down 20.95%, as warmer-than-average winter weather reduced heating demand and increased expectations for end-of-season storage levels to reach record highs. WTI Crude Oil fell by 17.61% due to continued oversupply at the end of 2015 and the start of 2016. The U.S. Energy Information Administration reported that U.S. inventories remained well above the five-year average and at record levels

1

Credit Suisse Commodity ACCESS Strategy Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2016 (unaudited)

during the first quarter. Expectations for a global oil supply glut persisted as Iranian exports began to return to the market after sanctions were eased in January. The lack of any policy adjustments after discussions of coordinated output cuts among Organization of Petroleum Exporting Countries ("OPEC") members during February failed to improve supply expectations.

Livestock declined 6.69%. Feeder Cattle and Live Cattle decreased 21.99% and 12.66%, respectively, due to continued excess supplies. In addition, a trend toward heavier cattle weights also persisted at the beginning of the period, increasing the supply outlook.

Agriculture increased 0.71% for the period. White and Raw Sugar increased the most, up 21.04% and 14.90%, respectively, due to disruptive weather conditions resulting from El Niño and a stronger Brazilian Real versus the U.S. Dollar. In February, the International Sugar Organization increased its forecast for a global supply deficit for 2015/16 due to larger-than-expected production decreases in Brazil. In addition, Soybean Oil increased, up 14.11%, as a result of higher demand out of China amid tightening supplies of vegetable oils during the first quarter of 2016.

Industrial Metals gained 4.62%. Aluminum led the sector higher, up 13.01%, as China's largest aluminum smelters pledged to suspend new activity in December 2015 in order to improve market conditions. Zinc also increased 12.19% following announced production cuts. In addition to the output reductions, ongoing stimulus measures from the People's Bank of China improved the country's economic growth outlook, supporting demand expectations for base metals broadly.

Precious Metals ended the period 8.68% higher, with Silver and Gold increasing 13.80% and 13.04%, respectively, amid escalating economic growth concerns and a flight to safety. In addition, the markets appeared more apprehensive over the potential for a recession in the U.S. at the beginning of 2016, and now expect the Federal Reserve (the "Fed") to raise interest rates even more slowly. A weakening U.S. Dollar, after the Fed left interest rates unchanged during its April meeting, also broadly supported the sector.

Outlook:

Global growth expectations will be a main focus of commodity returns. We expect that the United Kingdom's decision to leave the European Union ("Brexit") will bring about increasingly higher levels of uncertainty and volatility in the near-term. Economic activity may be curtailed until some signs of clarity begin to emerge during the next stage, which includes the negotiations of the terms for an exit. Meanwhile, immediately following the vote, central banks

2

Credit Suisse Commodity ACCESS Strategy Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2016 (unaudited)

around the world pledged their commitment to additional stimulus measures to stabilize both their respective economies, as well as the financial markets. Thus far, generally positive economic data out of China signaled a stabilizing economy while money supply and credit continued to grow, indicating that the Chinese government was intent on trying to foster a recovery. Within the U.S., expectations are that the Federal Reserve will continue to remain accommodative, with the odds for additional near-term tightening measures decreasing even further amid the Brexit vote. Meanwhile, U.S. inflation expectations also remain low, falling below Federal Reserve targets, despite an increasingly strong labor market and signs of upward wage pressures, including significant discussions of and some actions taken on rising minimum wages.

While we expect that the macroeconomic demand environment will be challenging over the coming months, idiosyncratic supply risk remains. Despite overall negative returns, during the last two months of the period, tightening supply conditions was one of the main contributors to positive returns in commodities broadly. Looking ahead, within Agriculture, weather-related disruptions are likely to serve as the biggest potential source for supply reductions, with inventory currently at comfortable levels. Although the global El Niño weather effects continue to dissipate, a La Niña weather event may follow in the near-term, potentially changing the crop yield outlook. Within Energy, geopolitical events continue to impact oil infrastructure, and are likely to remain a key risk. As OPEC spare capacity remains at record low levels, any signs of geopolitical tension among members, as well as any unforeseen production outages, may help to further reduce the supply/demand balance. Meanwhile, the trend of U.S. oil production declines may continue, though inventory has yet to materially decrease and remains well above normal levels going into the U.S. driving season. Should inflation increase faster than anticipated, particularly due to rising raw material costs, commodities may prove as a valuable asset class diversifier.

The Credit Suisse Commodities Management Team

Nelson Louie
Christopher Burton
Timothy Boss

The Fund is non-diversified, which means it may invest a greater proportion of its assets in the securities of a smaller number of issuers than a diversified mutual fund and may therefore be subject to greater volatility. The Fund's investment in commodity-linked derivative instruments may subject the Fund to greater volatility than investment in traditional securities, particularly in investments involving leverage.

3

Credit Suisse Commodity ACCESS Strategy Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2016 (unaudited)

The use of derivatives such as commodity-linked structured notes, swaps and futures entails substantial risks, including risk of loss of a significant portion of their principal value, commodity exposure risks, correlation risk, liquidity risk, interest rate risk, market risk, credit risk, focus risk, futures contracts risk, leveraging risk, portfolio turnover risk, short position risk, structured note risk, swap agreements risk and tax risk. Gains and losses from speculative positions in derivatives may be much greater than the derivative's cost. At any time, the risk of loss of any individual security held by the Fund could be significantly higher than 50% of the security's value. In addition, the Fund may be subject to fixed income risk, manager/model risk, market risk, non-diversified status, subsidiary risk and U.S. government securities risk. For a detailed discussion of these and other risks, please refer to the Fund's Prospectus, which should be read carefully before investing.

In addition to historical information, this report contains forward-looking statements, which may concern, among other things, domestic and foreign market, industry and economic trends and developments and government regulation and their potential impact on the Fund's investments. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future, and their impact on the Fund could be materially different from those projected, anticipated or implied. The Fund has no obligation to update or revise forward-looking statements.

The views of the Fund's management are as of the date of the letter and the Fund holdings described in this document are as of April 30, 2016; these views and Fund holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

1  Fee waivers and/or expense reimbursements may reduce expenses for the Fund, without which performance would be lower. The Fund entered into a written contract to limit expenses to 0.90% of the Fund's average daily net assets for Class I shares, 1.15% of the Fund's average daily net assets for Class A shares and 1.90% of the Fund's average daily net assets for Class C shares through at least February 28, 2017. This limit excludes certain expenses, as set out in the Fund's Prospectus.

2  Total return for the Fund's Class A shares for the reporting period, based on offering price (including maximum sales charge of 4.75%), was (10.07)%. Total return for the Fund's Class C shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 1.00%), was (6.80)%.

3  The Credit Suisse Commodity Benchmark Total Return Index is composed of futures contracts on five physical commodity asset classes and short term Treasury Bills. The index does not have transaction costs and investors may not invest directly in the index.

4

Credit Suisse Commodity ACCESS Strategy Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2016 (unaudited)

Average Annual Returns as of April 30, 20161

	1 Year	Since Inception[2]
Class I	(25.02)%	(16.21)%
Class A Without Sales Charge	(25.06)%	(16.38)%
Class A With Maximum Sales Charge	(28.61)%	(17.51)%
Class C Without CDSC	(25.67)%	(17.01)%
Class C With CDSC	(26.42)%	(17.01)%

Returns represent past performance and include change in share price and reinvestment of dividends and capital gains. Past performance cannot guarantee future results. The current performance of the Fund may be lower or higher than the figures shown. Returns and share price will fluctuate, and redemption value may be more or less than original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance information current to the most recent month-end is available at www.credit-suisse.com/us/funds.

The annualized gross expense ratios are 1.79% for Class I shares, 2.04% for Class A shares and 2.79% for Class C shares. The annualized net expense ratios after fee waivers and/or expense reimbursements are 0.90% for Class I shares, 1.15% for Class A shares and 1.90% for Class C shares.

1  Fee waivers and/or expense reimbursements may reduce expenses for the Fund, without which performance would be lower. The Fund entered into a written contract to limit expenses to 0.90% of the Fund's average daily net assets for Class I shares, 1.15% of the Fund's average daily net assets for Class A shares and 1.90% of the Fund's average daily net assets for Class C shares through at least February 28, 2017. This limit excludes certain expenses, as set out in the Fund's Prospectus.

2  Inception Date September 28, 2012.

5

Credit Suisse Commodity ACCESS Strategy Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2016 (unaudited)

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six-months ended April 30, 2016.

The table illustrates your Fund's expenses in two ways:

•  Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

•  Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

6

Credit Suisse Commodity ACCESS Strategy Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2016 (unaudited)

Expenses and Value for a $1,000 Investment
for the six month period ended April 30, 2016

Actual Fund Return	Class I	Class A	Class C
Beginning Account Value 11/01/15	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 04/30/16	$944.90	$944.50	$941.40
Expenses Paid per $1,000*	$4.35	$5.56	$9.17
Hypothetical 5% Fund Return
Beginning Account Value 11/01/15	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 04/30/16	$1,020.39	$1,019.14	$1,015.42
Expenses Paid per $1,000*	$4.52	$5.77	$9.52
	Class I	Class A	Class C
Annualized Expense Ratios*	0.90%	1.15%	1.90%

*  Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 182/366 to reflect the one-half year period.

  The "Expenses Paid per $1,000" and the "Annualized Expense Ratios" in the tables are based on actual expenses paid by the Fund during the period, net of fee waivers and/or actual expenses reimbursements. If those fee waivers and/or expense reimbursements had not been in effect, the Fund's actual expenses would have been higher. Expenses do not reflect additional charges and expenses that are, or may be, imposed under the variable contracts or plans. Such charges and expenses are described in the prospectus of the insurance company separate account or in the plan documents or other informational materials supplied by plan sponsors. The Fund's expenses should be considered with these charges and expenses in evaluating the overall cost of investing in the separate account.

For more information, please refer to the Fund's prospectus.

Portfolio Breakdown*

United States Agency Obligations	75.98%
United States Treasury Obligations	15.70
Short-term Investment[1]	8.32
Total	100.00%

*  Expressed as a percentage of total investments (excluding securities lending collateral if applicable) and may vary over time.

1  Primarily reflects cash invested in State Street Bank and Trust Co. Euro Time Deposit, for which the purchases of securities have been executed but not yet settled at April 30, 2016, if applicable.

7

Credit Suisse Commodity ACCESS Strategy Fund
Consolidated Schedule of Investments
April 30, 2016 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
UNITED STATES AGENCY OBLIGATIONS (72.3%)
$400	Federal Farm Credit Banks(1)	(AA+, Aaa)	05/30/17	0.650	$400,443
1,100	Federal Farm Credit Banks(1)	(AA+, Aaa)	07/03/17	0.500	1,099,150
500	Federal Farm Credit Banks(1)	(AA+, Aaa)	07/28/17	0.570	499,895
300	Federal Farm Credit Banks(1)	(AA+, Aaa)	08/21/17	0.590	300,056
500	Federal Farm Credit Banks(1)	(AA+, Aaa)	03/22/18	0.471	499,121
400	Federal Farm Credit Banks(1)	(AA+, Aaa)	04/05/18	0.650	399,841
400	Federal Farm Credit Banks(1)	(AA+, Aaa)	05/22/18	0.638	400,190
450	Federal Farm Credit Banks(1)	(AA+, Aaa)	06/01/18	0.540	448,651
900	Federal Farm Credit Banks(1)	(AA+, Aaa)	06/08/18	0.494	898,120
900	Federal Farm Credit Banks(1)	(AA+, Aaa)	06/12/18	0.720	900,661
200	Federal Farm Credit Banks(1)	(AA+, Aaa)	06/18/18	0.636	200,256
500	Federal Farm Credit Banks(1)	(AA+, Aaa)	06/22/18	0.674	500,098
500	Federal Farm Credit Banks(1)	(AA+, Aaa)	07/18/18	0.750	500,713
400	Federal Farm Credit Banks(1)	(AA+, Aaa)	08/20/18	0.563	399,591
200	Federal Farm Credit Banks(1)	(AA+, Aaa)	10/19/18	0.623	199,981
300	Federal Farm Credit Banks(1)	(AA+, Aaa)	11/13/18	0.556	299,510
400	Federal Home Loan Bank Discount Notes	(AA+, Aaa)	05/06/16	0.310	399,983
1,000	Federal Home Loan Bank Discount Notes	(AA+, Aaa)	05/20/16	0.348	999,816
600	Federal Home Loan Bank Discount Notes	(AA+, Aaa)	07/15/16	0.420	599,618
450	Federal Home Loan Banks	(AA+, Aaa)	06/17/16	0.400	450,000
500	Federal Home Loan Banks(1)	(AA+, Aaa)	09/07/17	0.616	500,559
500	Federal Home Loan Banks(1)	(AA+, Aaa)	10/25/17	0.558	500,113
500	Federal Home Loan Banks(1)	(AA+, Aaa)	10/27/17	0.564	500,092
400	Federal Home Loan Banks	(AA+, Aaa)	09/21/18	1.875	401,901
200	Federal Home Loan Banks	(AA+, Aaa)	09/28/18	1.140	199,680
500	Federal Home Loan Banks(2)	(AA+, Aaa)	03/07/19	0.750	500,082
400	Federal Home Loan Mortgage Corp.(1)	(AA+, Aaa)	04/27/17	0.477	400,020
300	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	02/26/18	1.100	300,018
400	Federal Home Loan Mortgage Corp.(1)	(AA+, Aaa)	03/08/18	0.654	400,299
200	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	04/06/18	1.050	200,160
500	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	04/13/18	1.000	499,756
200	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	04/27/18	1.100	200,206
350	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	05/25/18	1.250	350,095
300	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	11/16/18	1.250	300,005
800	Federal Home Loan Mortgage Corp.(2)	(AA+, Aaa)	11/26/18	0.750	800,250
460	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	01/11/19	1.300	460,038
700	Federal Home Loan Mortgage Corp.(2)	(AA+, Aaa)	02/01/19	0.750	700,583
380	Federal National Mortgage Association(1)	(AA+, Aaa)	08/12/16	0.456	380,108
600	Federal National Mortgage Association(1)	(AA+, Aaa)	01/26/17	0.451	600,136
600	Federal National Mortgage Association	(AA+, Aaa)	10/29/18	1.160	600,286
350	Federal National Mortgage Association	(AA+, Aaa)	01/29/19	2.000	351,169
700	Federal National Mortgage Association(2)	(AA+, Aaa)	02/01/19	0.750	700,596
500	Federal National Mortgage Association	(AA+, Aaa)	02/01/19	2.000	501,837
300	Federal National Mortgage Association	(AA+, Aaa)	02/26/19	1.250	299,711
300	Federal National Mortgage Association	(AA+, Aaa)	03/21/19	2.125	301,578

See Accompanying Notes to Consolidated Financial Statements.
8

Credit Suisse Commodity ACCESS Strategy Fund
Consolidated Schedule of Investments (continued)
April 30, 2016 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
UNITED STATES AGENCY OBLIGATIONS (continued)
$900	Federal National Mortgage Association	(AA+, Aaa)	03/22/19	2.000	$904,655
300	Federal National Mortgage Association	(AA+, Aaa)	10/23/19	1.500	300,059
700	Federal National Mortgage Association Discount Notes	(AA+, Aaa)	07/19/16	0.400	699,530
TOTAL UNITED STATES AGENCY OBLIGATIONS (Cost $23,251,030)					23,249,216
UNITED STATES TREASURY OBLIGATIONS (14.9%)
400	United States Treasury Floating Rate Notes(1),(3)	(AA+, Aaa)	07/31/16	0.320	400,065
500	United States Treasury Floating Rate Notes(1),(3)	(AA+, Aaa)	10/31/16	0.303	500,037
600	United States Treasury Floating Rate Notes(1),(3),(4)	(AA+, Aaa)	01/31/17	0.334	600,148
1,400	United States Treasury Floating Rate Notes(1)	(AA+, Aaa)	10/31/17	0.418	1,401,606
1,400	United States Treasury Floating Rate Notes(1),(4)	(AA+, Aaa)	01/31/18	0.522	1,403,263
500	United States Treasury Notes(3)	(AA+, Aaa)	11/15/16	0.625	500,449
TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $4,799,876)					4,805,568
SHORT-TERM INVESTMENT (7.9%)
2,546	State Street Bank and Trust Co. Euro Time Deposit (Cost $2,545,574)		05/02/16	0.010	2,545,574
TOTAL INVESTMENTS AT VALUE (95.1%) (Cost $30,596,480)					30,600,358
OTHER ASSETS IN EXCESS OF LIABILITIES (4.9%)					1,584,045
NET ASSETS (100.0%)					$32,184,403

†  Credit ratings given by the Standard & Poor's Division of The McGraw-Hill Companies, Inc. ("S&P") and Moody's Investors Service, Inc. ("Moody's") are unaudited.

(1)  Variable rate obligations — The interest rate is the rate as of April 30, 2016.

(2)  Step Bond — The interest rate is as of April 30, 2016 and will reset at a future date.

(3)  At April 30, 2016, $1,500,575 in the value of these securities have been pledged to cover initial margin requirements for open futures contracts.

(4)  At April 30, 2016, $546,822 in the value of these securities have been pledged as collateral for open swap contracts.

Futures Contracts
Contract Description	Currency	Expiration Date	Number of Contracts	Notional Value	Net Unrealized Appreciation (Depreciation)
Contracts to Purchase
Energy	USD	Jul 2016	71	$3,329,950	$380,206
	USD	Dec 2016	79	3,821,580	28,681
					$408,887

See Accompanying Notes to Consolidated Financial Statements.
9

Credit Suisse Commodity ACCESS Strategy Fund
Consolidated Schedule of Investments (continued)
April 30, 2016 (unaudited)

Futures Contracts (continued)
Contract Description	Currency	Expiration Date	Number of Contracts	Notional Value	Net Unrealized Appreciation (Depreciation)
Contracts to Sell
Energy	USD	Jun 2016	(27)	$(1,239,840)	$(295,759)
	USD	Jul 2016	(32)	(1,494,080)	(133,338)
					$(429,097)
Livestock	USD	Jun 2016	(5)	(163,400)	$(9,316)
	USD	Jul 2016	(40)	(1,308,400)	(26,909)
	USD	Aug 2016	(12)	(842,250)	24,316
					$(11,909)
Net unrealized appreciation (depreciation)					$(32,119)
Commodity Index Swap Contracts

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Net Unrealized Appreciation (Depreciation)
USD	$5,734,708	05/26/16	Barclays	Commodity Index Return(1)	3-month T-Bill Rate plus a negotiated dealer rate	$78,366
USD	$6,000,000	05/06/16	Goldman Sachs	Commodity Index Return(1)	3-month T-Bill Rate plus a negotiated dealer rate	—
USD	$9,127,003	05/26/16	Goldman Sachs	Commodity Index Return(1)	3-month T-Bill Rate plus a negotiated dealer rate	124,753
USD	$6,932,226	05/26/16	JPMorgan Chase	Commodity Index Return(1)	3-month T-Bill Rate plus a negotiated dealer rate	94,738
USD	$13,731,200	05/06/16	UBS	Commodity Index Return(1)	3-month T-Bill Rate plus a negotiated dealer rate	—
						$297,857

(1)  The Commodity Index Return is comprised of futures contracts on physical commodities.

See Accompanying Notes to Consolidated Financial Statements.
10

Credit Suisse Commodity ACCESS Strategy Fund
Consolidated Statement of Assets and Liabilities
April 30, 2016 (unaudited)

Assets
Investments at value (Cost $30,596,480) (Note 2)	$30,600,358
Cash	50,000
Cash segregated at brokers for swap contracts (Note 2)	1,052,000
Unrealized appreciation on open swap contracts (Note 2)	297,857
Receivable for investments sold	203,469
Interest receivable	32,585
Receivable from investment adviser (Note 3)	4,353
Prepaid expenses and other assets	22,664
Total assets	32,263,286
Liabilities
Administrative services fee payable (Note 3)	4,297
Shareholder servicing/Distribution fee payable (Note 3)	265
Variation margin payable on futures contracts (Note 2)	43,537
Trustees' fee payable	6,941
Accrued expenses	23,843
Total liabilities	78,883
Net Assets
Capital stock, $.001 par value (Note 6)	6,071
Paid-in capital (Note 6)	34,215,910
Accumulated net investment loss	(294,055)
Accumulated net realized loss on investments, futures contracts and swap contracts	(2,013,139)
Net unrealized appreciation from investments, futures contracts and swap contracts	269,616
Net assets	$32,184,403
I Shares
Net assets	$31,552,661
Shares outstanding	5,949,730
Net asset value and offering price per share	$5.30
A Shares
Net assets	$374,870
Shares outstanding	71,326
Net asset value and redemption price per share	$5.26
Maximum offering price per share (net asset value/(1-4.75%))	$5.52
C Shares
Net assets	$256,872
Shares outstanding	50,188
Net asset value, offering price and redemption price per share	$5.12

See Accompanying Notes to Consolidated Financial Statements.
11

Credit Suisse Commodity ACCESS Strategy Fund
Consolidated Statement of Operations
For the Six Months Ended April 30, 2016 (unaudited)

Investment Income
Interest	$71,287
Total investment income	71,287
Expenses
Investment advisory fees (Note 3)	115,151
Administrative services fees (Note 3)	18,653
Shareholder servicing/Distribution fees (Note 3)
Class A	386
Class C	1,259
Audit and tax fees	28,351
Registration fees	27,912
Legal fees	17,850
Trustees' fees	14,017
Printing fees	10,796
Custodian fees	8,086
Transfer agent fees (Note 3)	7,878
Commitment fees (Note 4)	5,169
Insurance expense	440
Miscellaneous expense	3,076
Total expenses	259,024
Less: fees waived and expenses reimbursed (Note 3)	(127,835)
Net expenses	131,189
Net investment loss	(59,902)
Net Realized and Unrealized Gain (Loss) from Investments, Futures Contracts and Swap Contracts
Net realized loss from investments	(19,109)
Net realized loss from futures contracts	(453,583)
Net realized loss from swap contracts	(1,540,430)
Net change in unrealized appreciation (depreciation) from investments	5,288
Net change in unrealized appreciation (depreciation) from futures contracts	(60,899)
Net change in unrealized appreciation (depreciation) from swap contracts	222,816
Net realized and unrealized loss from investments, futures contracts and swap contracts	(1,845,917)
Net decrease in net assets resulting from operations	$(1,905,819)

See Accompanying Notes to Consolidated Financial Statements.
12

Credit Suisse Commodity ACCESS Strategy Fund
Consolidated Statement of Changes in Net Assets

	For the Six Months Ended April 30, 2016 (unaudited)	For the Year Ended October 31, 2015
From Operations
Net investment loss	$(59,902)	$(248,779)
Net realized loss from investments, futures contracts and swap contracts	(2,013,122)	(17,412,630)
Net change in unrealized appreciation (depreciation) from investments, futures contracts and swap contracts	167,205	248,585
Net decrease in net assets resulting from operations	(1,905,819)	(17,412,824)

From Distributions

Distributions from net realized gains
Class I	(6,085)	(5,050)
Class A	(57)	(26)
Class C	(59)	(23)
Net decrease in net assets resulting from distributions	(6,201)	(5,099)
From Capital Share Transactions (Note 6)
Proceeds from sale of shares	333,652	1,938,135
Reinvestment of dividends and distributions	6,201	5,096
Net asset value of shares redeemed	(720,350)	(536,029)
Net increase (decrease) in net assets from capital share transactions	(380,497)	1,407,202
Net decrease in net assets	(2,292,517)	(16,010,721)
Net Assets
Beginning of period	34,476,920	50,487,641
End of period	$32,184,403	$34,476,920
Accumulated net investment loss	$(294,055)	$(234,153)

See Accompanying Notes to Consolidated Financial Statements.
13

Credit Suisse Commodity ACCESS Strategy Fund
Consolidated Financial Highlights
(For a Class I Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2016	For the Year Ended October 31,
	(unaudited)	2015	2014	2013	2012[1]
Per share data
Net asset value, beginning of period	$5.61	$8.51	$9.30	$9.40	$10.00
INVESTMENT OPERATIONS
Net investment loss[2]	(0.01)	(0.04)	(0.07)	(0.06)	(0.01)
Net loss on investments, futures contracts and swap contracts (both realized and unrealized)	(0.30)	(2.86)	(0.72)	(0.04)	(0.59)
Total from investment operations	(0.31)	(2.90)	(0.79)	(0.10)	(0.60)
LESS DISTRIBUTIONS
Distributions from net realized gains	(0.00)[3]	(0.00)[3]	—	—	—
Total distributions	(0.00)[3]	(0.00)[3]	—	—	—
Net asset value, end of period	$5.30	$5.61	$8.51	$9.30	$9.40
Total return[4]	(5.51)%	(34.07)%	(8.49)%	(1.06)%	(6.00)%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$31,553	$33,799	$50,002	$23,711	$21,020
Ratio of net expenses to average net assets	0.90%[5]	0.90%	0.90%	0.90%	0.90%[5]
Ratio of net investment loss to average net assets	(0.40)%[5]	(0.61)%	(0.70)%	(0.69)%	(0.77)%[5]
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.89%[5]	0.70%	0.62%	1.56%	3.64%[5]
Portfolio turnover rate	74%	116%	117%	79%	—

1  For the period September 28, 2012 (Inception Date) through October 31, 2012.

2  Per share information is calculated using the average shares outstanding method.

3  This amount represents less than $(0.01) per share.

4  Total returns are historical and assume changes in share price and reinvestment of all distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

5  Annualized.

See Accompanying Notes to Consolidated Financial Statements.
14

Credit Suisse Commodity ACCESS Strategy Fund
Consolidated Financial Highlights
(For a Class A Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2016	For the Year Ended October 31,
	(unaudited)	2015	2014	2013	2012[1]
Per share data
Net asset value, beginning of period	$5.57	$8.46[2]	$9.27	$9.40	$10.00
INVESTMENT OPERATIONS
Net investment loss[3]	(0.02)	(0.05)	(0.09)	(0.09)	(0.01)
Net loss on investments, futures contracts and swap contracts (both realized and unrealized)	(0.29)	(2.84)	(0.72)	(0.04)	(0.59)
Total from investment operations	(0.31)	(2.89)	(0.81)	(0.13)	(0.60)
LESS DISTRIBUTIONS
Distributions from net realized gains	(0.00)[4]	(0.00)[4]	—	—	—
Total distributions	(0.00)[4]	(0.00)[4]	—	—	—
Net asset value, end of period	$5.26	$5.57	$8.46[2]	$9.27	$9.40
Total return[5]	(5.55)%	(34.15)%	(8.74)%	(1.38)%	(6.00)%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$375	$346	$260	$237	$94
Ratio of net expenses to average net assets	1.15%[6]	1.15%	1.15%	1.15%	1.15%[6]
Ratio of net investment loss to average net assets	(0.65)%[6]	(0.85)%	(0.95)%	(0.93)%	(1.02)%[6]
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.89%[6]	0.70%	0.62%	1.56%	3.64%[6]
Portfolio turnover rate	74%	116%	117%	79%	—

1  For the period September 28, 2012 (Inception Date) through October 31, 2012.

2  Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon net asset values may differ from the net asset values and returns for shareholder transactions.

3  Per share information is calculated using the average shares outstanding method.

4  This amount represents less than $(0.01) per share.

5  Total returns are historical and assume changes in share price, reinvestment of all dividends and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

6  Annualized.

See Accompanying Notes to Consolidated Financial Statements.
15

Credit Suisse Commodity ACCESS Strategy Fund
Consolidated Financial Highlights
(For a Class C Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2016	For the Year Ended October 31,
	(unaudited)	2015	2014	2013	2012[1]
Per share data
Net asset value, beginning of period	$5.44	$8.33[2]	$9.20	$9.40	$10.00
INVESTMENT OPERATIONS
Net investment loss[3]	(0.03)	(0.10)	(0.16)	(0.16)	(0.01)
Net loss on investments, futures contracts and swap contracts (both realized and unrealized)	(0.29)	(2.79)	(0.71)	(0.04)	(0.59)
Total from investment operations	(0.32)	(2.89)	(0.87)	(0.20)	(0.60)
LESS DISTRIBUTIONS
Distributions from net realized gains	(0.00)[4]	(0.00)[4]	—	—	—
Total distributions	(0.00)[4]	(0.00)[4]	—	—	—
Net asset value, end of period	$5.12	$5.44	$8.33[2]	$9.20	$9.40
Total return[5]	(5.86)%	(34.69)%	(9.46)%	(2.13)%	(6.00)%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$257	$332	$226	$122	$98
Ratio of net expenses to average net assets	1.90%[6]	1.90%	1.90%	1.90%	1.90%[6]
Ratio of net investment loss to average net assets	(1.41)%[6]	(1.60)%	(1.69)%	(1.68)%	(1.77)%[6]
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.89%[6]	0.70%	0.62%	1.56%	3.64%[6]
Portfolio turnover rate	74%	116%	117%	79%	—

1  For the period September 28, 2012 (Inception Date) through October 31, 2012.

2  Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon net asset values may differ from the net asset values and returns for shareholder transactions.

3  Per share information is calculated using the average shares outstanding method.

4  This amount represents less than $(0.01) per share.

5  Total returns are historical and assume changes in share price, reinvestment of all dividends and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

6  Annualized.

See Accompanying Notes to Consolidated Financial Statements.
16

Credit Suisse Commodity ACCESS Strategy Fund
Notes to Consolidated Financial Statements
April 30, 2016 (unaudited)

Note 1. Organization

Credit Suisse Commodity ACCESS Strategy Fund (the "Fund"), a series of the Credit Suisse Commodity Strategy Funds (the "Trust"), a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a non-diversified open-end management investment company that seeks total return that exceeds the return of its benchmark index, the Credit Suisse Commodity Benchmark Total Return Index. The Trust was organized under the laws of the State of Delaware as a statutory trust on May 19, 2004.

Credit Suisse Asset Management, LLC ("Credit Suisse"), the investment adviser to the Fund, is registered as a Commodity Pool Operator with the Commodity Futures Trading Commission. The Fund intends to gain exposure to commodities derivatives through investing in a wholly-owned subsidiary, Credit Suisse Cayman Commodity ACCESS Strategy Fund, Ltd. (the "Subsidiary"), organized under the laws of the Cayman Islands. The Subsidiary invests in commodity-linked derivative instruments, such as swaps and futures. The Subsidiary may also invest in debt securities, some of which are intended to serve as margin or collateral for the Subsidiary's derivatives positions.

The Subsidiary is managed by the same portfolio managers that manage the Fund and the accompanying financial statements reflect the financial position of the Fund and its Subsidiary and the results of operations on a consolidated basis. The consolidated financial statements include portfolio holdings of the Fund and the Subsidiary and all intercompany transactions and balances have been eliminated. The Fund may invest up to 25% of its total net assets in the Subsidiary. As of April 30, 2016, the Fund held $7,018,145 in the Subsidiary, representing 21.8% of the Fund's consolidated net assets. For the six months ended April 30, 2016, the net realized loss on securities held in the Subsidiary was $2,102,338.

Subsequent references to the Fund within the Notes to Consolidated Financial Statements collectively refer to the Fund and its Subsidiary.

The Fund offers three classes of shares: Class I shares, Class A shares and Class C shares. Each class of shares represents an equal pro rata interest in the Fund, except they bear different expenses, which reflect the differences in the range of services provided to them. Class A shares are sold subject to a front-end sales charge of up to 4.75%. Class C shares are sold subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within the first year of purchase. Class I shares are sold without a sales charge.

17

Credit Suisse Commodity ACCESS Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2016 (unaudited)

Note 2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its consolidated financial statements. The policies are in accordance with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the consolidated financial statements. Actual results could differ from those estimates. The Fund is considered an investment company for financial reporting purposes under GAAP and follows Accounting Standard Codification ("ASC") Topic 946 — Financial Services — Investment Companies.

A) SECURITY VALUATION — The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. These pricing services generally price fixed income securities assuming orderly transactions of an institutional "round lot" size, but some trades occur in smaller "odd lot" sizes which may be effected at lower prices than institutional round lot trades. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis. The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees (the "Board") to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a

18

Credit Suisse Commodity ACCESS Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2016 (unaudited)

Note 2. Significant Accounting Policies (continued)

portfolio investment, or if the prices supplied are deemed by the investment adviser to be unreliable, the market price may be determined by the investment adviser using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved and established by the Board.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

•  Level 1 – quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of April 30, 2016 in valuing the Fund's assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities
United States Agency Obligations	$—	$23,249,216	$—	$23,249,216
United States Treasury Obligations	—	4,805,568	—	4,805,568
Short-term Investment	—	2,545,574	—	2,545,574
	$—	$30,600,358	$—	$30,600,358
Other Financial Instruments*
Futures Contracts	$433,203	$—	$—	$433,203
Swap Contracts	—	297,857	—	297,857

19

Credit Suisse Commodity ACCESS Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2016 (unaudited)

Note 2. Significant Accounting Policies (continued)

Liabilities	Level 1	Level 2	Level 3	Total
Other Financial Instruments*
Futures Contracts	$465,322	$—	$—	$465,322

*Other financial instruments include unrealized appreciation (depreciation) on futures and swap contracts.

For the six months ended April 30, 2016, there were no transfers in and out of Level 1, Level 2 and Level 3. All transfers, if any, are assumed to occur at the end of the reporting period.

B) DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES — The Fund adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities which require that a fund disclose (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for and (c) how derivative instruments and related hedging activities affect a fund's financial position, financial performance and cash flows. For the six months ended April 30, 2016, the Fund's derivatives did not qualify for hedge accounting as they are held at fair value.

Fair Values of Derivative Instruments as of April 30, 2016

	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Commodity Index Return Contracts	Unrealized appreciation on futures contracts	$433,203	*	Unrealized depreciation on futures contracts	$465,322	*
	Unrealized appreciation on open swap contracts	297,857		Unrealized depreciation on open swap contracts	—
		$731,060			$465,322

*Reflects cumulative appreciation (depreciation) of futures contracts as reported in the Consolidated Statement of Assets and Liabilities and Notes to Consolidated Financial Statements. Only unsettled variation margin receivable (payable) is reported in the Consolidated Statement of Assets and Liabilities.

Effect of Derivative Instruments on the Consolidated Statement of Operations

	Location	Realized Gain (Loss)	Location	Net Unrealized Appreciation (Depreciation)
Commodity Index Return Contracts	Net realized loss from futures contracts	$(453,583)	Net change in unrealized appreciation (depreciation) from futures contracts	$(60,899)
	Net realized loss from swap contracts	(1,540,430)	Net change in unrealized appreciation (depreciation) from swap contracts	222,816
		$(1,994,013)		$161,917

20

Credit Suisse Commodity ACCESS Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2016 (unaudited)

Note 2. Significant Accounting Policies (continued)

The notional amount of futures contracts and swap contracts at the six months ended April 30, 2016 is reflected in the Consolidated Schedule of Investments. For the six months ended April 30, 2016, the Fund held average monthly notional values on a net basis of $6,818,973, $4,095,032 and $38,616,219 in long futures contracts, short futures contracts and swap contracts, respectively.

The Fund is a party to International Swap and Derivatives Association, Inc. ("ISDA") Master Agreements ("Master Agreements") with certain counterparties that govern over-the-counter derivative (including Total Return, Credit Default and Interest Rate Swaps) and foreign exchange contracts entered into by the Fund. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. Termination events applicable to the Fund may occur upon a decline in the Fund's net assets below a specified threshold over a certain period of time.

The following table presents by counterparty the Fund's derivative assets net of related collateral held by the Fund at April 30, 2016:

Counterparty	Gross Amounts of Assets Presented in the Consolidated Statement of Assets and Liabilities(a)	Financial Instruments and Derivatives Available for Offset	Non-Cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets(b)
Barclays	$78,366	$—	$—	$—	$78,366
Goldman Sachs	124,753	—	—	—	124,753
JPMorgan Chase	94,738	—	—	—	94,738
	$297,857	$—	$—	$—	$297,857

(a)  Swap contracts are included.

(b)  In lieu of receiving cash collateral for its net exposure to the counterparty, the Fund's unrealized gains are used to satisfy the independent amount of collateral required by the counterparty for open contracts.

C) SECURITY TRANSACTIONS AND INVESTMENT INCOME/EXPENSE — Security transactions are accounted for on a trade date basis. Interest income/expense is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Dividend income/expense is recorded on the ex-dividend date. Certain expenses are class-specific expenses, vary by class and are charged only to that class. Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of the outstanding shares of that class. The cost of

21

Credit Suisse Commodity ACCESS Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2016 (unaudited)

Note 2. Significant Accounting Policies (continued)

investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income, if any, are declared and paid quarterly. Distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

E) FEDERAL INCOME TAXES — No provision is made for federal taxes as it is the Fund's intention to continue to qualify as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended (the "Code"), and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

In order to qualify as a RIC under the Code, the Fund must meet certain requirements regarding the source of its income, the diversification of its assets and the distribution of its income. One of these requirements is that the Fund derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, other income derived with respect to its business of investing in such stock, securities or currencies or net income derived from interests in certain publicly traded partnerships ("Qualifying Income"). The Internal Revenue Service ("IRS") has issued a ruling that income realized from certain types of commodity-linked derivatives would not be Qualifying Income. As a result, the Fund's ability to realize income from investments in such commodity-linked derivatives as part of its investment strategy would be limited to a maximum of 10% of its gross income. The IRS has issued private letter rulings to registered investment companies concluding that income derived from their investment in a wholly-owned subsidiary would constitute Qualifying Income to the fund. The IRS has indicated that the granting of these types of private letter rulings is currently suspended, pending further internal discussion. As a result, there can be no assurance that the IRS will grant, such a private letter ruling to the Fund. If the Fund does not receive such a private letter ruling, there is a risk that the IRS could assert that the income derived from the Fund's investment in the Subsidiary will not be considered Qualifying Income for purposes of the fund remaining qualified as a RIC for U.S. federal income tax purposes. If

22

Credit Suisse Commodity ACCESS Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2016 (unaudited)

Note 2. Significant Accounting Policies (continued)

the Fund is unable to ensure continued qualification as a RIC, the Fund may be required to change its investment objective, policies or techniques, or may be liquidated. If the Fund fails to qualify as a RIC, the Fund will be subject to federal income tax on its net income and capital gains at regular corporate rates (without reduction for distributions to shareholders). If the Fund were to fail to qualify as a RIC and become subject to federal income tax, shareholders of the Fund would be subject to the risk of diminished returns.

The Fund adopted the authoritative guidance for uncertainty in income taxes and recognizes a tax benefit or liability from an uncertain position only if it is more likely than not that the position is sustainable based solely on its technical merits and consideration of the relevant taxing authority's widely understood administrative practices and procedures. The Fund has reviewed its current tax positions and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the IRS.

F) SHORT-TERM INVESTMENTS — The Fund, together with other funds/portfolios advised by Credit Suisse, pools available cash into a short-term variable rate time deposit issued by State Street Bank and Trust Company ("SSB"), the Fund's custodian. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

G) FUTURES — The Fund may enter into futures contracts to the extent permitted by its investment policies and objectives. The Fund may use futures contracts to gain exposure to or hedge against changes in commodities. Upon entering into a futures contract, the Fund is required to deposit cash and/or pledge U.S. Government securities as initial margin. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying instrument, are made or received by the Fund each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund's basis in the contract. Risks of entering into futures contracts for hedging purposes include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. In addition, the purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit and subsequent

23

Credit Suisse Commodity ACCESS Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2016 (unaudited)

Note 2. Significant Accounting Policies (continued)

payments may be required for a futures transaction. The Fund's open futures contracts are disclosed in the Consolidated Schedule of Investments. At April 30, 2016, the amount of restricted cash held at brokers was $0.

H) SWAPS — The Fund may enter into commodity index swaps either for hedging purposes or to seek to increase total return. A swap contract is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset or notional principal amount. The Fund will enter into swap contracts only on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The extent of the Fund's exposure to credit and counterparty risks is the discounted net value of the cash flows to be received from the counterparty over the contract's remaining life, to the extent that the amount is positive. These risks are mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty. Therefore, the Fund considers the creditworthiness of each counterparty as well as the amounts posted by the counterparty pursuant to the master netting agreement to a swap contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index.

The Fund may enter into total return swap contracts, involving commitments to pay interest in exchange for a market-linked return, both based on notional amounts. The Fund may invest in total return swap contracts for hedging purposes or to seek to increase total return. To the extent the total return of the security or index underlying the transactions exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty.

The Fund records unrealized gains or losses on a daily basis representing the value and the current net receivable or payable relating to open swap contracts. Net amounts received or paid on the swap contract are recorded as realized gains or losses. Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation or depreciation on swap contracts. Realized gains and losses from terminated swaps are included in net realized gains/losses on swap contracts transactions.

24

Credit Suisse Commodity ACCESS Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2016 (unaudited)

Note 2. Significant Accounting Policies (continued)

The Fund's open swap contracts are disclosed in the Consolidated Schedule of Investments. At April 30, 2016, the amount of restricted cash held at brokers for the Fund was $1,052,000.

I) SECURITIES LENDING — Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). Cash collateral received by the Fund in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by Credit Suisse and may be invested in a variety of investments, including funds advised by SSB, the Fund's securities lending agent or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

SSB has been engaged by the Fund to act as the Fund's securities lending agent. The Fund's securities lending arrangement provides that the Fund and SSB will share the net income earned from securities lending activities. During the six months ended April 30, 2016, there were no securities out on loan. Securities lending income is accrued as earned.

J) OTHER — In the normal course of business the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. The potential loss could exceed the value of the financial assets recorded in the consolidated financial statements. Financial assets, which potentially expose the Fund to credit risk, consist principally of cash due from counterparties and investments. The extent of the Fund's exposure to credit and counterparty risks in respect to these financial assets approximates their carrying value as recorded in the Fund's Consolidated Statement of Assets and Liabilities.

K) NEW ACCOUNTING PRONOUNCEMENTS — On April 7, 2015, Financial Accounting Standards Board ("FASB") issued a new Accounting Standards Update ("ASU") No. 2015-03, "Simplifying the Presentation of Debt Issuance Costs". The ASU requires debt issuance costs to be presented on the balance sheet as a direct deduction from the debt liability. The ASU is effective for interim and annual reporting periods beginning after December 15, 2015.

25

Credit Suisse Commodity ACCESS Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2016 (unaudited)

Note 2. Significant Accounting Policies (continued)

Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.

In May 2015, the FASB issued ASU No. 2015-07, "Disclosures for Investments in Certain Entities that Calculate Net Asset Value per Share (or its Equivalent)". The guidance removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the NAV per share practical expedient. Sufficient information must be provided to permit reconciliation of the fair value of assets categorized within the fair value hierarchy to the amounts presented in the Consolidated Statement of Assets and Liabilities. The guidance is required to be presented for annual periods beginning after December 15, 2015, and for interim periods within those fiscal years. Management is currently reviewing the requirements and believes the adoption of this ASU will not have a material impact on its financial statements.

L) SUBSEQUENT EVENTS — In preparing the financial statements as of April 30, 2016, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements through the date of release of this report. No such events requiring recognition or disclosure were identified through the date of the release of this report.

Note 3. Transactions with Affiliates and Related Parties

Credit Suisse serves as investment adviser for the Fund. For its investment advisory services, Credit Suisse is entitled to receive a fee from the Fund at an annual rate of 0.80% of the Fund's average daily net assets. For the six months ended April 30, 2016, investment advisory fees earned and fees waived/expenses reimbursed were $115,151 and $127,835, respectively. The Fund is authorized to reimburse Credit Suisse for management fees previously limited and/or for expenses previously paid by Credit Suisse, provided, however, that any reimbursements must be paid at a date not more than three years after the end of the fiscal year during which such fees were limited or expenses were reimbursed by Credit Suisse and the reimbursements do not cause a class to exceed the applicable expense limitation in the contract at the time the fees were limited or expenses are paid. This contract may not be terminated before February 28, 2017. Credit Suisse has contractually waived fees and reimbursed expenses so that the Fund's annual operating expenses would not exceed 0.90% of the Fund's average daily net assets for Class I shares, 1.15% of the Fund's average daily net assets for Class A shares, and 1.90% of the Fund's average daily net assets for Class C shares.

26

Credit Suisse Commodity ACCESS Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2016 (unaudited)

Note 3. Transactions with Affiliates and Related Parties (continued)

For the six months ended April 30, 2016, the amounts waived and reimbursed by Credit Suisse, as well as the amounts available for recoupment/potential future recoupment by Credit Suisse and the expiration schedule at April 30, 2016 are as follows:

	Fee waivers/expense reimbursements subject to repayment*	Expires October 31, 2016	Expires October 31, 2017	Expires October 31, 2018	Expires October 31, 2019
Class I	$989,477	$347,106	$278,309	$248,312	$115,750
Class A	6,929	2,447	1,632	1,580	1,270
Class C	5,584	1,634	1,074	1,847	1,029
Totals	$1,001,990	$351,187	$281,015	$251,739	$118,049

*The subsidiary is not eligible for recoupment.

Credit Suisse and SSB serve as co-administrators to the Fund. For its co-administrative services, Credit Suisse received a fee calculation at an annual rate of 0.09% of the Fund's average daily net assets. For the six months ended April 30, 2016, co-administrative services fees earned by Credit Suisse were $12,954.

For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon the relative average net assets of each fund/portfolio, subject to an annual minimum fee. For the six months ended April 30, 2016, co-administrative services fees earned by SSB (including out-of-pocket expenses) with respect to the Fund were $5,699.

Credit Suisse Securities (USA) LLC ("CSSU"), an affiliate of Credit Suisse, serves as the distributor of the Fund's shares. Pursuant to distribution plans adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act, CSSU received fees for its distribution services. These fees were calculated at an annual rate of 0.25% of the average daily net assets of the Class A shares. For the Class C shares, the fee is calculated at an annual rate of 1.00% of the average daily net assets. For the six months ended April 30, 2016, the Fund paid Rule 12b-1 distribution fees of $386 for Class A shares and $1,259 for Class C shares. Class I shares are not subject to Rule 12b-1 distribution fees.

Certain brokers, dealers and financial representatives provide transfer agent related services to the Fund and receive compensation from the Fund. For the six months ended April 30, 2016, the Fund paid $6,395, which is included within transfer agent fees on the Consolidated Statement of Operations.

27

Credit Suisse Commodity ACCESS Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2016 (unaudited)

Note 3. Transactions with Affiliates and Related Parties (continued)

For the six months ended April 30, 2016, CSSU and its affiliates advised the Fund that they retained $306 from commissions earned on the sale of the Fund's Class A shares. There were no commissions earned on sale of Class C shares.

Note 4. Line of Credit

The Fund, together with other funds/portfolios advised by Credit Suisse (collectively, the "Participating Funds"), participates in a committed, unsecured line of credit facility ("Credit Facility"), in an aggregated amount of $250 million for temporary or emergency purposes with SSB under a first-come, first-served basis. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at either the Overnight Federal Funds rate or the Overnight LIBOR rate plus a spread. At April 30, 2016 and during the six months ended April 30, 2016, the Fund had no borrowings outstanding under the Credit Facility.

Note 5. Purchases and Sales of Securities

For the six months ended April 30, 2016, purchases and sales of U.S. Government and Agency Obligations were $17,619,295 and $16,917,251, respectively.

Note 6. Capital Share Transactions

The Fund is authorized to issue an unlimited number of full and fractional shares of beneficial interest, $.001 par value per share. The Fund offers Class I, Class A and Class C shares. Transactions in capital shares for each class of the Fund were as follows:

	Class I
	For the Six Months Ended April 30, 2016 (unaudited)		For the Year Ended October 31, 2015
	Shares	Value	Shares	Value
Shares sold	56,007	$253,312	210,816	$1,427,288
Shares issued in reinvestment of distributions	1,263	6,085	673	5,048
Shares redeemed	(131,199)	(625,951)	(64,092)	(437,242)
Net increase (decrease)	(73,929)	$(366,554)	147,397	$995,094

28

Credit Suisse Commodity ACCESS Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2016 (unaudited)

Note 6. Capital Share Transactions (continued)

	Class A
	For the Six Months Ended April 30, 2016 (unaudited)		For the Year Ended October 31, 2015
	Shares	Value	Shares	Value
Shares sold	17,289	$72,743	43,773	$261,522
Shares issued in reinvestment of distributions	12	57	3	26
Shares redeemed	(8,180)	(39,927)	(12,237)	(72,560)
Net increase	9,121	$32,873	31,539	$188,988
	Class C
	For the Six Months Ended April 30, 2016 (unaudited)		For the Year Ended October 31, 2015
	Shares	Value	Shares	Value
Shares sold	1,826	$7,597	37,825	$249,325
Shares issued in reinvestment of distributions	12	59	3	22
Shares redeemed	(12,599)	(54,472)	(4,015)	(26,227)
Net increase (decrease)	(10,761)	$(46,816)	33,813	$223,120

On April 30, 2016, the number of shareholders that held 5% or more of the outstanding shares of each class of the Fund was as follows:

	Number of Shareholders		Approximate Percentage of Outstanding Shares
Class I	1	*	96%
Class A	4	*	99%
Class C	2	*	94%

*This includes the seed money from Merchant Holding, Inc., an affiliate of Credit Suisse.

Some of the shareholders are omnibus accounts, which hold shares on behalf of individual shareholders.

Note 7. Contingencies

In the normal course of business, the Fund may provide general indemnifications pursuant to certain contracts and organizational documents. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

29

Credit Suisse Commodity ACCESS Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2016 (unaudited)

Note 8. Other Matters

On May 19, 2014, the U.S. Department of Justice (the "Department of Justice") filed a one-count criminal information (the "Information") in the District Court for the Eastern District of Virginia (the "District Court") charging Credit Suisse AG ("CSAG") with conspiracy to commit tax fraud related to accounts CSAG established for cross-border clients. The Department of Justice and CSAG entered into a plea agreement (the "Plea Agreement") settling the action pursuant to which CSAG pleaded guilty to the charge set out in the Information.

The Plea Agreement requires CSAG to pay over $1.8 billion to the U.S. government, including the U.S. Internal Revenue Service. The Plea Agreement also requires CSAG to lawfully undertake certain remedial actions to address the conduct described in the Plea Agreement.

CSAG has entered into other settlements relating to the conduct set out in the Plea Agreement. CSAG has entered into a Consent Order with the Federal Reserve Board (the "Federal Reserve") to resolve certain findings by the Federal Reserve, including that the activities of CSAG regarding opening of foreign accounts for U.S. taxpayers, provision of investment services to U.S. clients, and operation of CSAG's New York representative office prior to 2009 lacked adequate enterprise-wide risk management and compliance policies and procedures sufficient to ensure that all of its activities comply with U.S. laws and regulations. In addition, CSAG has entered into a Consent Order with the New York State Department of Financial Services (the "DFS") to resolve the DFS's investigation into the conduct described in the Plea Agreement. The settlement with the Federal Reserve requires CSAG to pay $100 million to the Federal Reserve, and the settlement with the DFS requires CSAG to pay $715 million to the DFS.

These settlements follow a settlement by Credit Suisse Group AG ("CS Group"), the parent company of CSAG, with the Securities and Exchange Commission (the "Commission") on February 21, 2014 to resolve an investigation by the Commission into solicitation and provision of broker-dealer and investment advisory services to certain U.S. cross-border clients by CS Group while not registered with the Commission as a broker-dealer or investment adviser. As part of the settlement, CS Group retained an independent consultant to evaluate its policies and procedures and examine its broker-dealer and investment adviser activities to fully verify that the business that was the subject of the Commission investigation has been completely exited. CS Group also agreed to pay $196,511,014, which includes $82,170,990 in disgorgement, $64,340,024 in interest and a $50,000,000 penalty.

30

Credit Suisse Commodity ACCESS Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2016 (unaudited)

Note 8. Other Matters (continued)

CSAG is the indirect parent company of Credit Suisse and CSSU. Neither Credit Suisse, CSSU nor the Fund was named in the Plea Agreement (as defined above) or other settlements relating to the conduct set out in the Plea Agreement. The conduct set out in the Plea Agreement did not involve the Fund, Credit Suisse or CSSU with respect to its investment adviser and distribution activities relating to the Fund.

Credit Suisse, CSSU and certain of their affiliates have received a permanent exemptive order from the Commission to permit them to continue serving as investment advisers and principal underwriters for U.S.-registered investment companies, such as the Fund. Due to a provision in the law governing the operation of U.S.-registered investment companies, they would otherwise have become ineligible to perform these activities as a result of the plea in the Plea Agreement. The permanent exemptive order permits Credit Suisse and CSSU to continue to provide services to the Fund, so long as, among other things, no current or former employee of CSAG or any affiliate of CSAG who previously has been or who subsequently may be identified by CSAG or any U.S. or non-U.S. regulatory or enforcement agencies as having been responsible for the conduct described in the Plea Agreement will be employed by Credit Suisse and certain of its affiliates. Credit Suisse and CSSU have informed the Fund that, Credit Suisse and CSSU believe the Settlements will not have any material impact on the Fund or on the ability of Credit Suisse or CSSU to perform services for the Fund.

On November 21, 2014, at the sentencing hearing, the District Court accepted and implemented the sentence as set out in the Plea Agreement. The District Court imposed no additional conditions beyond those contained in the Plea Agreement.

31

Credit Suisse Commodity ACCESS Strategy Fund
Board Approval of Advisory Agreement (unaudited)

In approving the renewal of the current Advisory Agreement for the Credit Suisse Commodity ACCESS Strategy Fund (the "Fund"), a series of Credit Suisse Commodity Strategy Funds (the "Trust"), the Board of Trustees of the Trust (the "Board"), including all of the Trustees who are not "interested persons" of the Trust as defined in the Investment Company Act of 1940 (the "Independent Trustees"), at a meeting held on November 16 and 17, 2015, considered the following factors:

Investment Advisory Fee Rates and Expenses

The Board reviewed and considered the contractual advisory fee rate of 0.80% of the Fund's average daily net assets ("Contractual Advisory Fee") for the Fund in light of the extent and quality of the advisory services provided by Credit Suisse Asset Management, LLC ("Credit Suisse"). The Board also considered that Credit Suisse entered into an expense limitation agreement ("Expense Limitation Agreement") limiting the Fund's total net expenses to 1.15%, 1.90% and 0.90% of the average daily net assets of Class A, Class C and Class I, respectively, until February 28, 2017.

Additionally, the Board received and considered information comparing the Fund's Contractual Advisory Fee, Contractual Advisory Fee less waivers and/or reimbursements ("Net Advisory Fee") and the Fund's overall expenses with those of funds in both the relevant expense group ("Expense Group") and universe of funds ("Expense Universe") provided by Broadridge, an independent provider of investment company data. The Board was provided with a description of the methodology used to arrive at the funds included in the Expense Group and the Expense Universe. The Board also received and considered information regarding the co-administration fees paid by the Fund.

Nature, Extent and Quality of the Services under the Advisory Agreement

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by Credit Suisse under the Advisory Agreement. The Board also noted information received at regular meetings throughout the year related to the services rendered by Credit Suisse. The Board reviewed background information about Credit Suisse including its Form ADV Part 2 — Disclosure Brochure and Brochure Supplement. The Board considered the background and experience of Credit Suisse's senior management and the expertise of, and the amount of attention given to the Fund by, senior personnel of Credit Suisse. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio

32

Credit Suisse Commodity ACCESS Strategy Fund
Board Approval of Advisory Agreement (unaudited) (continued)

management team primarily responsible for the day-to-day portfolio management of the Fund and the extent of the resources devoted to research and analysis of actual and potential investments. The Board evaluated the ability of Credit Suisse, based on its resources, reputation and other attributes, to attract and retain qualified investment professionals including research, advisory, and supervisory personnel. The Board also received and considered information about the nature, extent and quality of services and fee rates offered to other Credit Suisse clients for comparable services.

Fund Performance

The Board received and considered performance results of the Fund over time, along with comparisons both to the relevant performance group ("Performance Group") and universe of funds ("Performance Universe") for the Fund. The Board was provided with a description of the methodology used to arrive at the funds included in the Performance Group and the Performance Universe.

Credit Suisse Profitability

The Board received and considered a profitability analysis of Credit Suisse based on the fees payable under the Advisory Agreement for the Fund, including any fee waivers, as well as other relationships between the Fund on the one hand and Credit Suisse affiliates on the other. The Board also considered Credit Suisse's methodology for allocating costs to the Fund, recognizing that cost allocation methodologies are inherently subjective. The Board received profitability information for the other funds in the Credit Suisse family of funds.

Economies of Scale

The Board considered information regarding whether there have been economies of scale with respect to the management of the Fund and whether the Fund has appropriately benefited from any economies of scale. Accordingly, the Board considered whether breakpoints in the Fund's advisory fee structure would be appropriate or reasonable taking into consideration economies of scale or other efficiencies that might accrue from increases in the Fund's asset levels.

33

Credit Suisse Commodity ACCESS Strategy Fund
Board Approval of Advisory Agreement (unaudited) (continued)

Other Benefits to Credit Suisse

The Board considered other benefits received by Credit Suisse and its affiliates as a result of their relationship with the Fund. Such benefits include, among others, benefits potentially derived from an increase in Credit Suisse's businesses as a result of its relationship with the Fund (such as the ability to market to shareholders other financial products offered by Credit Suisse and its affiliates) and the fees paid to Credit Suisse and an affiliate of Credit Suisse for co-administration and distribution services, respectively.

The Board considered the standards applied in seeking best execution for the Fund and reviewed Credit Suisse's method for allocating portfolio investment opportunities among its advisory clients.

Other Factors and Broader Review

As discussed above, the Board reviews detailed materials received from Credit Suisse as part of the annual re-approval process. The Board also reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of Credit Suisse at least quarterly, which include, among other things, detailed portfolio and market reviews, detailed fund performance reports, and Credit Suisse's compliance procedures.

Conclusions

In selecting Credit Suisse, and approving the renewal of the Advisory Agreement and the investment advisory fee under such agreement, the Board concluded that:

•  The combined Contractual Advisory Fee and co-administration fee were above the median contractual management fees of the Expense Group, while the combined Net Advisory Fee and co-administration fee were below the median actual management fees of the Expense Group. The Board considered the fees to be reasonable.

•  The Fund commenced operations on September 28, 2012 and therefore performance information was shown for the one and two year periods ended August 31, 2015. Fund performance was below the median of its Performance Group for the one and two year periods and was below the median of its Performance Universe for the one and two year periods.

•  The Board was satisfied with the nature, extent and quality of the investment advisory services provided to the Fund by Credit Suisse and

34

Credit Suisse Commodity ACCESS Strategy Fund
Board Approval of Advisory Agreement (unaudited) (continued)

that, based on dialogue with management and counsel, the services provided by Credit Suisse under the Advisory Agreement are typical of, and consistent with, those provided to similar mutual funds by other investment advisers.

•  In light of the costs of providing investment management and other services to the Fund and Credit Suisse's ongoing commitment to the Fund and willingness to waive fees, Credit Suisse's profitability based on fees payable under the Advisory Agreement, as well as other ancillary benefits that Credit Suisse and its affiliates received, were considered reasonable.

•  In light of the information received and considered by the Board, the Fund's current fee structure was considered reasonable.

No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the renewal of the Advisory Agreement. The Independent Trustees were advised by separate independent legal counsel throughout the process.

35

Credit Suisse Commodity ACCESS Strategy Fund
Notice of Privacy and Information Practices (unaudited)

At Credit Suisse, we know that you are concerned with how we protect and handle nonpublic personal information that identifies you. This notice is designed to help you understand what nonpublic personal information we collect from you and from other sources, and how we use that information in connection with your investments and investment choices that may be available to you. Except where otherwise noted, this notice is applicable only to consumers who are current or former investors, meaning individual persons whose investments are primarily for household, family or personal use ("individual investors"). Specified sections of this notice, however, also apply to other types of investors (called "institutional investors"). Where the notice applies to institutional investors, the notice expressly states so. This notice is being provided by Credit Suisse Funds and Credit Suisse Closed-End Funds. This notice applies solely to U.S. registered investment companies advised by Credit Suisse Asset Management, LLC.

Categories of information we may collect:

We may collect information about you, including nonpublic personal information, such as

•  Information we receive from you on applications, forms, agreements, questionnaires, Credit Suisse websites and other websites that are part of our investment program, or in the course of establishing or maintaining a customer relationship, such as your name, address, e-mail address, Social Security number, assets, income, financial situation; and

•  Information we obtain from your transactions and experiences with us, our affiliates, or others, such as your account balances or other investment information, assets purchased and sold, and other parties to a transaction, where applicable.

Categories of information we disclose and parties to whom we disclose it:

•  We do not disclose nonpublic personal information about our individual investors, except as permitted or required by law or regulation. Whether you are an individual investor or institutional investor, we may share the information described above with our affiliates that perform services on our behalf, and with our asset management and private banking affiliates; as well as with unaffiliated third parties that perform services on our behalf, such as our accountants, auditors, attorneys, broker-dealers, fund administrators, and other service providers.

36

Credit Suisse Commodity ACCESS Strategy Fund
Notice of Privacy and Information Practices (unaudited) (continued)

•  We want our investors to be informed about additional products or services. We do not disclose nonpublic personal information relating to individual investors to our affiliates for marketing purposes, nor do we use such information received from our affiliates to solicit individual investors for such purposes. Whether you are an individual investor or an institutional investor, we may disclose information, including nonpublic personal information, regarding our transactions and experiences with you to our affiliates.

•  In addition, whether you are an individual investor or an institutional investor, we reserve the right to disclose information, including nonpublic personal information, about you to any person or entity, including without limitation any governmental agency, regulatory authority or self-regulatory organization having jurisdiction over us or our affiliates, if (i) we determine in our discretion that such disclosure is necessary or advisable pursuant to or in connection with any United States federal, state or local, or non-U.S., court order (or other legal process), law, rule, regulation, or executive order or policy, including without limitation any anti-money laundering law or the USA PATRIOT Act of 2001; and (ii) such disclosure is not otherwise prohibited by law, rule, regulation, or executive order or policy.

Confidentiality and security

•  To protect nonpublic personal information about individual investors, we restrict access to those employees and agents who need to know that information to provide products or services to us and to our investors. We maintain physical, electronic, and procedural safeguards to protect nonpublic personal information.

Other Disclosures

This notice is not intended to be incorporated in any offering materials, but is a statement of our current Notice of Privacy and Information Practices and may be amended from time to time. This notice is current as of May 24, 2016.

37

Credit Suisse Commodity ACCESS Strategy Fund
Proxy Voting and Portfolio Holdings Information (unaudited)

Information regarding how the Fund voted proxies related to its portfolio securities during the 12-month period ended June 30 of each year, as well as the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available:

•  By calling 1-877-870-2874

•  On the Fund's website, www.credit-suisse.com/us/funds

•  On the website of the Securities and Exchange Commission, www.sec.gov.

The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-202-551-8090.

38

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P.O. BOX 55030, BOSTON, MA 02205-5030

877-870-2874 ■ www.credit-suisse.com/us/funds

CREDIT SUISSE SECURITIES (USA) LLC, DISTRIBUTOR.  CAS-SAR-0416

CREDIT SUISSE FUNDS

Semiannual Report

April 30, 2016
  (unaudited)

■  CREDIT SUISSE
COMMODITY RETURN STRATEGY FUND

The Fund's investment objectives, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the Fund, are provided in the Prospectus, which should be read carefully before investing. You may obtain additional copies by calling 877-870-2874 or by visiting our website at www.credit-suisse.com/us/funds.

Credit Suisse Securities (USA) LLC, Distributor, is located at One Madison Avenue, New York, NY 10010. Credit Suisse Funds are advised by Credit Suisse Asset Management, LLC.

Investors in the Credit Suisse Funds should be aware that they may be eligible to purchase Class I shares (where offered) directly or through certain intermediaries. Such shares are not subject to a sales charge. Investors in the Credit Suisse Funds should also be aware that they may be eligible for a reduction or waiver of the sales charge with respect to Class A or C shares (where offered). For more information, please review the relevant prospectuses or consult your financial representative.

Fund shares are not deposits or other obligations of Credit Suisse Asset Management, LLC ("Credit Suisse") or any affiliate, are not FDIC-insured and are not guaranteed by Credit Suisse or any affiliate. Fund investments are subject to investment risks, including loss of your investment.

Credit Suisse Commodity Return Strategy Fund
Semiannual Investment Adviser's Report
April 30, 2016 (unaudited)

June 24, 2016

Dear Shareholder:

We are pleased to present this Semiannual Report covering the activities of the Credit Suisse Commodity Return Strategy Fund (the "Fund") for the six-month period ended April 30, 2016.

Performance Summary
11/01/15 – 04/30/16

Fund & Benchmark	Performance
Class I1	-2.19%
Class A1,2	-2.23%
Class C1,2	-2.56%
Bloomberg Commodity Index Total Return[3]	-2.06%
Standard & Poor's 500 Index[4]	0.42%

Performance shown for the Fund's Class A and Class C Shares does not reflect sales charges, which are a maximum of 4.75% and 1.00%, respectively.2

Market and Strategy Review:

Commodities were lower for the semiannual period ended April 30, 2016. The Bloomberg Commodity Index Total Return (the "Benchmark") was down 2.06%, with 12 out of 22 index constituents trading lower.

For the six-month period ended April 30, 2016, the Fund outperformed the Benchmark, before fees and fund expenses. Commodity strategies and underlying cash management both contributed positively to relative performance. Within the Fund's commodity exposure, forward curve positioning in the Energy sector had a positive impact relative to the Benchmark. The Fund's Class I, A and C Shares underperformed the Benchmark, after fees and fund expenses.

Energy was the worst performing sector, down 17.75%, with all sector constituents posting negative returns. WTI Crude Oil posted the largest decline, down 23.66%, due to continued oversupply at the end of 2015 and the start of 2016. The U.S. Energy Information Administration reported that U.S. inventories remained well above the five-year average and at record levels during the first quarter. Expectations for a global oil supply glut persisted as Iranian exports began to return to the market after sanctions were eased in January. The lack of any policy adjustments after discussions of coordinated output cuts among Organization of Petroleum Exporting Countries ("OPEC") members during February failed to improve supply expectations. Natural Gas ended 23.32%

Credit Suisse Commodity Return Strategy Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2016 (unaudited)

lower as warmer-than-average winter weather reduced heating demand and increased expectations for end-of-season storage levels to reach record highs.

Livestock declined 6.45%. Live Cattle decreased 14.04% due to continued excess supplies. In addition, a trend toward heavier cattle weights also persisted at the beginning of the period, increasing the supply outlook.

Industrial Metals increased 3.50% for the period. Aluminum led the sector higher, up 12.38%, as China's largest aluminum smelters pledged to suspend new activity in December 2015 in order to improve market conditions. Zinc also increased 12.13% following announced production cuts. In addition to the output reductions, ongoing stimulus measures from the People's Bank of China improved the country's economic growth outlook, supporting demand expectations for base metals broadly.

Agriculture gained 3.81%. Soybeans increased the most in the sector, up 14.40%, as excessive heavy rains in Argentina toward the end of the period caused the harvest to be significantly delayed, reducing the production outlook for soybeans and soybean by-products.

Precious Metals ended the period 13.37% higher with both components contributing positively. Silver increased 13.82% amid escalating economic growth concerns and a flight to safety. In addition, the markets appeared more apprehensive over the potential for a recession in the U.S. at the beginning of 2016, and now expect the Federal Reserve to raise interest rates even more slowly. A weakening U.S. Dollar, after the U.S. Federal Reserve left interest rates unchanged during its April meeting, also broadly supported the sector.

Outlook:

Global growth expectations will be a main focus of commodity returns. We expect that the United Kingdom's decision to leave the European Union ("Brexit") will bring about increasingly higher levels of uncertainty and volatility in the near-term. Economic activity may be curtailed until some signs of clarity begin to emerge during the next stage, which includes the negotiations of the terms for an exit. Meanwhile, immediately following the vote, central banks around the world pledged their commitment to additional stimulus measures to stabilize both their respective economies, as well as the financial markets. Thus far, generally positive economic data out of China signaled a stabilizing economy while money supply and credit continued to grow, indicating that the Chinese government was intent on trying to foster a recovery. Within the U.S., expectations are that the Federal Reserve will continue to remain accommodative, with the odds for additional near-term tightening measures decreasing even further amid the Brexit vote. Meanwhile, U.S. inflation

Credit Suisse Commodity Return Strategy Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2016 (unaudited)

expectations also remain low, falling below Federal Reserve targets, despite an increasingly strong labor market and signs of upward wage pressures, including significant discussions of and some actions taken on rising minimum wages.

While we expect that the macroeconomic demand environment will be challenging over the coming months, idiosyncratic supply risk remains. Despite overall negative returns, during the last two months of the period, tightening supply conditions was one of the main contributors to positive returns in commodities broadly. Looking ahead, within Agriculture, weather-related disruptions are likely to serve as the biggest potential source for supply reductions, with inventory currently at comfortable levels. Although the global El Niño weather effects continue to dissipate, a La Niña weather event may follow in the near-term, potentially changing the crop yield outlook. Within Energy, geopolitical events continue to impact oil infrastructure, and are likely to remain a key risk. As OPEC spare capacity remains at record low levels, any signs of geopolitical tension among members, as well as any unforeseen production outages, may help to further reduce the supply/demand balance. Meanwhile, the trend of U.S. oil production declines may continue, though inventory has yet to materially decrease and remains well above normal levels going into the U.S. driving season. Should inflation increase faster than anticipated, particularly due to rising raw material costs, commodities may prove as a valuable asset class diversifier.

The Credit Suisse Commodities Management Team

Nelson Louie
Christopher Burton

The Fund is non-diversified, which means it may invest a greater proportion of its assets in the securities of a smaller number of issuers than a diversified mutual fund and may therefore be subject to greater volatility. The Fund's investment in commodity linked derivative instruments may subject the Fund to greater volatility than investment in traditional securities, particularly in investments involving leverage.

The use of derivatives such as commodity-linked structured notes, swaps and futures entails substantial risks, including risk of loss of a significant portion of their principal value, commodity exposure risks, correlation risk, derivatives risk, exposure risk, fixed income risk, focus risk, futures contract risk, leveraging risk, liquidity risk, interest rate risk, market risk, non-diversified status, portfolio turnover risk, structured note risk, subsidiary risk, swap agreement risk, U.S. government securities risk, credit risk and

Credit Suisse Commodity Return Strategy Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2016 (unaudited)

tax risk. Gains and losses from speculative positions in derivatives may be much greater than the derivative's cost. At any time, the risk of loss of any individual security held by the Fund could be significantly higher than 50% of the security's value. For a detailed discussion of these and other risks, please refer to the Fund's Prospectus, which should be read carefully before investing.

In addition to historical information, this report contains forward-looking statements, which may concern, among other things, domestic and foreign market, industry and economic trends and developments and government regulation and their potential impact on the Fund's investments. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future, and their impact on the Fund could be materially different from those projected, anticipated or implied. The Fund has no obligation to update or revise forward-looking statements.

The views of the Fund's management are as of the date of the letter and the Fund holdings described in this document are as of April 30, 2016; these views and Fund holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

1  Fee waivers and/or expense reimbursements may reduce expenses for the Fund, without which performance would be lower. The Fund entered into a written contract to limit expenses to 0.80% of the Fund's average daily net assets for Class I shares, 1.05% of the Fund's average daily net assets for Class A shares and 1.80% of the Fund's average daily net assets for Class C shares through at least February 28, 2017. This limit excludes certain expenses, as set out in the Fund's Prospectus.

2  Total return for the Fund's Class A shares for the reporting period, based on offering price (including maximum sales charge of 4.75%), was (6.95)%. Total return for the Fund's Class C shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 1.00%), was (3.54)%.

3  The Bloomberg Commodity Index Total Return is composed of futures contracts on 22 physical commodities. The index does not have transaction costs and investors may not invest directly in the index.

4  The Standard & Poor's 500 Index is an unmanaged index (with no defined investment objective) of common stocks, includes reinvestment of dividends, and is a registered trademark of The McGraw-Hill Companies, Inc. Investors. The index does not have transaction costs and investors may not invest directly in the index.

Credit Suisse Commodity Return Strategy Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2016 (unaudited)

Average Annual Returns as of April 30, 20161

	1 Year	5 Years	10 Years
Class I	(17.48)%	(13.56)%	(6.05)%
Class A Without Sales Charge	(17.61)%	(13.76)%	(6.28)%
Class A With Maximum Sales Charge	(21.50)%	(14.59)%	(6.73)%
Class C Without CDSC	(18.28)%	(14.40)%	(6.97)%
Class C With CDSC	(19.10)%	(14.40)%	(6.97)%

Returns represent past performance and include change in share price and reinvestment of dividends and capital gains. Past performance cannot guarantee future results. The current performance of the Fund may be lower or higher than the figures shown. Returns and share price will fluctuate, and redemption value may be more or less than original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance information current to the most recent month-end is available at www.credit-suisse.com/us/funds.

The annualized gross expense ratios are 0.85% for Class I shares, 1.10% for Class A shares and 1.85% for Class C shares. The annualized net expense ratios after fee waivers and/or expense reimbursements are 0.80% for Class I shares, 1.05% for Class A shares and 1.80% for Class C shares.

1  Fee waivers and/or expense reimbursements may reduce expenses for the Fund, without which performance would be lower. The Fund entered into a written contract on November 17, 2015 to limit expenses to 0.80% of the Fund's average daily net assets for Class I shares, 1.05% of the Fund's average daily net assets for Class A shares and 1.80% of the Fund's average daily net assets for Class C shares through at least February 28, 2017. This limit excludes certain expenses, as set out in the Fund's Prospectus.

Credit Suisse Commodity Return Strategy Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2016 (unaudited)

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six-months ended April 30, 2016.

The table illustrates your Fund's expenses in two ways:

•  Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

•  Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

Credit Suisse Commodity Return Strategy Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2016 (unaudited)

Expenses and Value for a $1,000 Investment
for the six month period ended April 30, 2016

Actual Fund Return	Class I	Class A	Class C
Beginning Account Value 11/01/15	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 04/30/16	$978.10	$977.70	$974.40
Expenses Paid per $1,000*	$3.93	$5.16	$8.84
Hypothetical 5% Fund Return
Beginning Account Value 11/01/15	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 04/30/16	$1,020.89	$1,019.64	$1,015.91
Expenses Paid per $1,000*	$4.02	$5.27	$9.02
	Class I	Class A	Class C
Annualized Expense Ratios*	0.80%	1.05%	1.80%

*  Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 182/366 to reflect the one-half year period.

  The "Expenses Paid per $1,000" and the "Annualized Expense Ratios" in the tables are based on actual expenses paid by the Fund during the period, net of fee waivers and/or actual expenses reimbursements. If those fee waivers and/or expense reimbursements had not been in effect, the Fund's actual expenses would have been higher. Expenses do not reflect additional charges and expenses that are, or may be, imposed under the variable contracts or plans. Such charges and expenses are described in the prospectus of the insurance company separate account or in the plan documents or other informational materials supplied by plan sponsors. The Fund's expenses should be considered with these charges and expenses in evaluating the overall cost of investing in the separate account.

For more information, please refer to the Fund's prospectus.

Credit Suisse Commodity Return Strategy Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2016 (unaudited)

Portfolio Breakdown*

United States Agency Obligations	77.49%
United States Treasury Obligations	13.47
Short-term Investment[1]	6.62
Commodity Indexed Structured Notes	2.42
Total	100.00%

*  Expressed as a percentage of total investments (excluding securities lending collateral if applicable) and may vary over time.

1  Primarily reflects cash invested in State Street Bank and Trust Co. Euro Time Deposit, for which the purchases of securities have been executed but not yet settled at April 30, 2016, if applicable.

Credit Suisse Commodity Return Strategy Fund
Consolidated Schedule of Investments
April 30, 2016 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
COMMODITY INDEXED STRUCTURED NOTES (2.4%)
$38,222	BNP Paribas, Commodity Index Linked Senior Unsecured Notes(1),(2),(3)	(A, A1)	03/27/17	0.419	$54,921,498
18,100	Deutsche Bank AG London, Commodity Index Linked Senior Unsecured Notes(1),(2),(3)	(BBB+, A2)	02/14/17	0.296	23,330,201
13,000	Deutsche Bank AG London, Commodity Index Linked Senior Unsecured Notes(1),(2),(3)	(BBB+, A2)	02/14/17	0.296	17,518,217
TOTAL COMMODITY INDEXED STRUCTURED NOTES (Cost $69,322,000)					95,769,916
UNITED STATES AGENCY OBLIGATIONS (75.7%)
34,500	Federal Farm Credit Bank Discount Notes	(AA+, Aaa)	02/03/17	0.563	34,369,935
55,000	Federal Farm Credit Banks(1)	(AA+, Aaa)	05/30/17	0.650	55,060,885
66,900	Federal Farm Credit Banks(1)	(AA+, Aaa)	07/28/17	0.570	66,885,884
30,200	Federal Farm Credit Banks(1)	(AA+, Aaa)	08/21/17	0.590	30,205,587
80,250	Federal Farm Credit Banks(1)	(AA+, Aaa)	03/22/18	0.471	80,108,840
48,000	Federal Farm Credit Banks(1)	(AA+, Aaa)	04/05/18	0.650	47,980,944
49,000	Federal Farm Credit Banks(1)	(AA+, Aaa)	05/22/18	0.638	49,023,324
69,200	Federal Farm Credit Banks(1)	(AA+, Aaa)	06/01/18	0.540	68,992,608
137,000	Federal Farm Credit Banks(1)	(AA+, Aaa)	06/08/18	0.494	136,713,807
78,200	Federal Farm Credit Banks(1)	(AA+, Aaa)	06/12/18	0.720	78,257,477
32,100	Federal Farm Credit Banks(1)	(AA+, Aaa)	06/18/18	0.636	32,141,056
63,400	Federal Farm Credit Banks(1)	(AA+, Aaa)	06/22/18	0.674	63,412,490
59,000	Federal Farm Credit Banks(1)	(AA+, Aaa)	07/18/18	0.750	59,084,193
68,000	Federal Farm Credit Banks(1)	(AA+, Aaa)	08/20/18	0.563	67,930,436
37,800	Federal Farm Credit Banks(1)	(AA+, Aaa)	10/19/18	0.623	37,796,333
33,000	Federal Farm Credit Banks(1)	(AA+, Aaa)	11/13/18	0.556	32,946,144
71,000	Federal Farm Credit Banks(1)	(AA+, Aaa)	11/12/19	0.638	70,961,447
46,000	Federal Farm Credit Banks(1)	(AA+, Aaa)	02/05/21	0.787	46,157,550
50,000	Federal Home Loan Bank Discount Notes	(AA+, Aaa)	05/06/16	0.310	49,997,847
20,000	Federal Home Loan Bank Discount Notes	(AA+, Aaa)	05/10/16	0.300	19,998,500
89,800	Federal Home Loan Bank Discount Notes	(AA+, Aaa)	05/20/16	0.311	89,785,273
110,000	Federal Home Loan Bank Discount Notes	(AA+, Aaa)	07/15/16	0.396	109,929,930
20,000	Federal Home Loan Bank Discount Notes	(AA+, Aaa)	07/15/16	0.420	19,987,260
43,825	Federal Home Loan Bank Discount Notes	(AA+, Aaa)	07/25/16	0.350	43,793,315
17,500	Federal Home Loan Bank Discount Notes	(AA+, Aaa)	07/25/16	0.400	17,487,348
18,600	Federal Home Loan Bank Discount Notes	(AA+, Aaa)	02/10/17	0.552	18,528,092
49,980	Federal Home Loan Banks	(AA+, Aaa)	06/17/16	0.400	49,980,000
63,000	Federal Home Loan Banks(1)	(AA+, Aaa)	10/25/17	0.558	63,014,238
59,800	Federal Home Loan Banks(1)	(AA+, Aaa)	10/27/17	0.564	59,810,943
20,000	Federal Home Loan Banks	(AA+, Aaa)	05/25/18	1.200	20,002,700
68,000	Federal Home Loan Banks	(AA+, Aaa)	09/21/18	1.875	68,323,136
30,000	Federal Home Loan Banks	(AA+, Aaa)	09/28/18	1.140	29,952,030
64,300	Federal Home Loan Banks(4)	(AA+, Aaa)	03/07/19	0.750	64,310,545
35,600	Federal Home Loan Mortgage Corp.(1)	(AA+, Aaa)	01/13/17	0.441	35,599,929
41,500	Federal Home Loan Mortgage Corp.(1)	(AA+, Aaa)	04/27/17	0.477	41,502,034
13,625	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	09/28/17	1.000	13,634,292
30,000	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	02/22/18	1.500	30,097,290
46,000	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	02/26/18	1.100	46,002,714

See Accompanying Notes to Consolidated Financial Statements.

Credit Suisse Commodity Return Strategy Fund
Consolidated Schedule of Investments (continued)
April 30, 2016 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
UNITED STATES AGENCY OBLIGATIONS (continued)
$50,000	Federal Home Loan Mortgage Corp.(1)	(AA+, Aaa)	03/08/18	0.654	$50,037,400
15,000	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	04/06/18	1.050	15,012,000
70,000	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	04/13/18	1.000	69,965,770
27,000	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	04/27/18	1.100	27,027,837
52,900	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	05/25/18	1.250	52,914,389
125,000	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	01/11/19	1.300	125,010,375
50,000	Federal Home Loan Mortgage Corp.(4)	(AA+, Aaa)	02/01/19	0.750	50,041,650
30,000	Federal Home Loan Mortgage Corp. Discount Notes	(AA+, Aaa)	05/12/16	0.282	29,997,417
60,700	Federal National Mortgage Association(1)	(AA+, Aaa)	08/12/16	0.456	60,717,299
88,600	Federal National Mortgage Association	(AA+, Aaa)	10/29/18	1.160	88,642,262
66,600	Federal National Mortgage Association	(AA+, Aaa)	01/29/19	2.000	66,817,938
50,000	Federal National Mortgage Association(4)	(AA+, Aaa)	02/01/19	0.750	50,042,600
62,500	Federal National Mortgage Association	(AA+, Aaa)	02/01/19	2.000	62,729,625
43,000	Federal National Mortgage Association	(AA+, Aaa)	02/26/19	1.250	42,958,634
60,000	Federal National Mortgage Association	(AA+, Aaa)	03/21/19	2.125	60,315,540
123,500	Federal National Mortgage Association	(AA+, Aaa)	03/22/19	2.000	124,138,742
41,100	Federal National Mortgage Association	(AA+, Aaa)	10/23/19	1.500	41,108,097
100,000	Federal National Mortgage Association Discount Notes	(AA+, Aaa)	07/19/16	0.400	99,932,800
TOTAL UNITED STATES AGENCY OBLIGATIONS (Cost $3,067,727,301)					3,067,176,731
UNITED STATES TREASURY OBLIGATIONS (13.2%)
1,000	United States Treasury Floating Rate Notes(1),(5)	(AA+, Aaa)	07/31/16	0.320	1,000,162
70,000	United States Treasury Floating Rate Notes(1),(6)	(AA+, Aaa)	10/31/16	0.303	70,005,180
25,000	United States Treasury Floating Rate Notes(1)	(AA+, Aaa)	07/31/17	0.327	24,998,475
120,000	United States Treasury Floating Rate Notes(1),(5),(6)	(AA+, Aaa)	10/31/17	0.418	120,137,640
139,000	United States Treasury Floating Rate Notes(1),(5)	(AA+, Aaa)	01/31/18	0.522	139,324,009
25,000	United States Treasury Floating Rate Notes(1)	(AA+, Aaa)	04/30/18	0.410	25,001,875
35,000	United States Treasury Notes(7)	(AA+, Aaa)	05/15/16	5.125	35,064,319
20,000	United States Treasury Notes	(AA+, Aaa)	05/31/16	1.750	20,024,326
27,500	United States Treasury Notes	(AA+, Aaa)	06/30/16	1.500	27,550,189
20,000	United States Treasury Notes	(AA+, Aaa)	08/15/16	0.625	20,016,840
15,000	United States Treasury Notes	(AA+, Aaa)	11/15/16	0.625	15,013,470
35,000	United States Treasury Notes	(AA+, Aaa)	01/15/17	0.750	35,058,800
TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $532,604,410)					533,195,285
Number of Shares
SHORT-TERM INVESTMENTS (7.0%)
23,017,500	State Street Navigator Prime Portfolio, 0.50%(8)				23,017,500

See Accompanying Notes to Consolidated Financial Statements.

Credit Suisse Commodity Return Strategy Fund
Consolidated Schedule of Investments (continued)
April 30, 2016 (unaudited)

Par (000)		Maturity	Rate%	Value
SHORT-TERM INVESTMENTS (continued)
$261,836	State Street Bank and Trust Co. Euro Time Deposit	05/02/16	0.010	$261,835,720
TOTAL SHORT-TERM INVESTMENTS (Cost $284,853,220)				284,853,220
TOTAL INVESTMENTS AT VALUE (98.3%) (Cost $3,954,506,931)				3,980,995,152
OTHER ASSETS IN EXCESS OF LIABILITIES (1.7%)				67,819,331
NET ASSETS (100.0%)				$4,048,814,483

†  Credit ratings given by the Standard & Poor's Division of The McGraw-Hill Companies, Inc. ("S&P") and Moody's Investors Service, Inc. ("Moody's") are unaudited.

(1)  Variable rate obligations — The interest rate is the rate as of April 30, 2016.

(2)  Return on security is linked to the Bloomberg Commodity Index Total Return. The Bloomberg Commodity Index Total Return is composed of futures contracts on 22 physical commodities.

(3)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2016, these securities amounted to a value of $95,769,916 or 2.4% of net assets.

(4)  Step Bond — The interest rate is as of April 30, 2016 and will reset at a future date.

(5)  At April 30, 2016, $31,064,172 in the value of these securities have been pledged to cover initial margin requirements for open futures contracts.

(6)  At April 30, 2016, $32,437,565 in the value of these securities have been pledged as collateral for open swap contracts.

(7)  Security or portion thereof is out on loan (See note 2-J).

(8)  Represents security purchased with cash collateral received for securities on loan. The rate shown is the annualized one-day yield at April 30, 2016.

Futures Contracts
Contract Description	Currency	Expiration Date	Number of Contracts	Notional Value	Net Unrealized Appreciation (Depreciation)
Contracts to Purchase
Energy	USD	Dec 2016	992	$47,834,240	$(1,360,996)
Contracts to Sell
Energy	USD	Jun 2016	(452)	(20,755,840)	$(4,951,229)
	USD	Jul 2016	(540)	(25,212,600)	(2,250,070)
					$(7,201,299)
Net unrealized appreciation (depreciation)					$(8,562,295)

See Accompanying Notes to Consolidated Financial Statements.

Credit Suisse Commodity Return Strategy Fund
Consolidated Schedule of Investments (continued)
April 30, 2016 (unaudited)

Commodity Index Swap Contracts
Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Net Unrealized Appreciation (Depreciation)
USD	$58,367,019	05/26/16	Bank of America	Commodity Index Return(1)	3-month T-Bill Rate plus a negotiated dealer rate	$838,482
USD	$69,135,637	05/26/16	Bank of America	Commodity Index Return(1)	3-month T-Bill Rate plus a negotiated dealer rate	959,701
USD	$369,645,085	05/26/16	Bank of America	Commodity Index Return(1)	3-month T-Bill Rate plus a negotiated dealer rate	4,968,414
USD	$89,809,561	05/26/16	Bank of America	Commodity Index Return(1)	3-month T-Bill Rate plus a negotiated dealer rate	1,290,027
USD	$28,062,697	05/26/16	Barclays	Commodity Index Return(1)	3-month T-Bill Rate plus a negotiated dealer rate	403,078
USD	$157,709,911	05/26/16	Barclays	Commodity Index Return(1)	3-month T-Bill Rate plus a negotiated dealer rate	2,217,165
USD	$57,538,147	05/26/16	BNP Paribas	Commodity Index Return(1)	3-month T-Bill Rate plus a negotiated dealer rate	826,442
USD	$145,108,157	05/26/16	BNP Paribas	Commodity Index Return(1)	3-month T-Bill Rate plus a negotiated dealer rate	2,039,976
USD	$190,592,814	05/26/16	CIBC	Commodity Index Return(1)	3-month T-Bill Rate plus a negotiated dealer rate	2,737,786
USD	$197,449,255	05/26/16	CIBC	Commodity Index Return(1)	3-month T-Bill Rate plus a negotiated dealer rate	2,776,165
USD	$160,336,002	05/26/16	Citigroup	Commodity Index Return(1)	3-month T-Bill Rate plus a negotiated dealer rate	2,303,160
USD	$186,852,936	05/26/16	Citigroup	Commodity Index Return(1)	3-month T-Bill Rate plus a negotiated dealer rate	2,626,872
USD	$108,063,201	05/26/16	Goldman Sachs	Commodity Index Return(1)	3-month T-Bill Rate plus a negotiated dealer rate	1,552,164
USD	$227,922,136	05/26/16	Goldman Sachs	Commodity Index Return(1)	3-month T-Bill Rate plus a negotiated dealer rate	3,204,368

See Accompanying Notes to Consolidated Financial Statements.

Credit Suisse Commodity Return Strategy Fund
Consolidated Schedule of Investments (continued)
April 30, 2016 (unaudited)

Commodity Index Swap Contracts (continued)
Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Net Unrealized Appreciation (Depreciation)
USD	$245,126,332	05/26/16	JPMorgan Chase	Commodity Index Return(1)	3-month T-Bill Rate plus a negotiated dealer rate	$3,446,242
USD	$519,084,629	05/26/16	Macquarie	Commodity Index Return(1)	3-month T-Bill Rate plus a negotiated dealer rate	6,963,302
USD	$177,621,785	05/26/16	Morgan Stanley	Commodity Index Return(1)	3-month T-Bill Rate plus a negotiated dealer rate	2,551,268
USD	$74,585,556	05/26/16	Morgan Stanley	Commodity Index Return(1)	3-month T-Bill Rate plus a negotiated dealer rate	1,048,561
USD	$94,166,406	05/26/16	Societe Generale	Commodity Index Return(1)	3-month T-Bill Rate plus a negotiated dealer rate	1,352,558
USD	$161,573,374	05/26/16	Societe Generale	Commodity Index Return(1)	3-month T-Bill Rate plus a negotiated dealer rate	2,271,479
USD	$171,671,141	05/26/16	Societe Generale	Commodity Index Return(1)	3-month T-Bill Rate plus a negotiated dealer rate	2,126,087
USD	$206,572,885	05/26/16	UBS	Commodity Index Return(1)	3-month T-Bill Rate plus a negotiated dealer rate	2,967,107
USD	$32,002,112	05/26/16	UBS	Commodity Index Return(1)	3-month T-Bill Rate plus a negotiated dealer rate	449,902
USD	$19,529,052	05/26/16	Wells Fargo Bank	Commodity Index Return(1)	3-month T-Bill Rate plus a negotiated dealer rate	274,667
						$52,194,973

(1)  The Commodity Index Return is comprised of futures contracts on physical commodities.

See Accompanying Notes to Consolidated Financial Statements.

Credit Suisse Commodity Return Strategy Fund
Consolidated Statement of Assets and Liabilities
April 30, 2016 (unaudited)

Assets
Investments at value, including collateral for securities on loan of $23,017,500 (Cost $3,954,506,931) (Note 2)	$3,980,995,152[1]
Cash	50,000
Cash segregated held at brokers for swap contracts (Note 2)	59,651,099
Unrealized appreciation on open swap contracts (Note 2)	52,194,973
Receivable for fund shares sold	11,771,755
Interest receivable	4,893,359
Prepaid expenses and other assets	169,310
Total assets	4,109,725,648
Liabilities
Investment advisory fee payable (Note 3)	1,654,717
Administrative services fee payable (Note 3)	381,978
Shareholder servicing/Distribution fee payable (Note 3)	26,328
Payable for investments purchased	25,003,126
Payable upon return of securities loaned (Note 2)	23,017,500
Payable for fund shares redeemed	8,202,870
Variation margin payable on futures contracts (Note 2)	91,827
Trustees' fee payable	6,941
Accrued expenses	2,525,878
Total liabilities	60,911,165
Net Assets
Capital stock, $.001 par value (Note 6)	824,411
Paid-in capital (Note 6)	4,464,864,266
Accumulated net investment loss	(27,916,907)
Accumulated net realized loss on investments, futures contracts and swap contracts	(459,078,186)
Net unrealized appreciation from investments, futures contracts and swap contracts	70,120,899
Net assets	$4,048,814,483
I Shares
Net assets	$3,937,020,899
Shares outstanding	801,140,262
Net asset value, offering price and redemption price per share	$4.91
A Shares
Net assets	$104,906,637
Shares outstanding	21,761,829
Net asset value and redemption price per share	$4.82
Maximum offering price per share (net asset value/(1-4.75%))	$5.06
C Shares
Net assets	$6,886,947
Shares outstanding	1,508,839
Net asset value and offering price per share	$4.56

1  Including $22,568,234 of securities on loan.

See Accompanying Notes to Consolidated Financial Statements.

Credit Suisse Commodity Return Strategy Fund
Consolidated Statement of Operations
For the Six Months Ended April 30, 2016 (unaudited)

Investment Income
Interest	$10,426,060
Securities lending (net of rebates)	71,808
Total investment income	10,497,868
Expenses
Investment advisory fees (Note 3)	9,714,497
Administrative services fees (Note 3)	2,055,026
Shareholder servicing/Distribution fees (Note 3)
Class A	138,958
Class C	34,144
Transfer agent fees (Note 3)	4,093,082
Printing fees	237,031
Custodian fees	130,381
Insurance expense	67,962
Registration fees	63,301
Audit and tax fees	28,351
Legal fees	26,181
Trustees' fees	14,017
Commitment fees (Note 4)	6,186
Miscellaneous expense	30,614
Total expenses	16,639,731
Less: fees waived (Note 3)	(923,435)
Net expenses	15,716,296
Net investment loss	(5,218,428)
Net Realized and Unrealized Gain (Loss) from Investments, Futures Contracts and Swap Contracts
Net realized loss from investments	(43,770,019)
Net realized gain from futures contracts	12,325,849
Net realized loss from swap contracts	(219,158,044)
Net change in unrealized appreciation (depreciation) from investments	33,153,959
Net change in unrealized appreciation (depreciation) from futures contracts	(9,106,330)
Net change in unrealized appreciation (depreciation) from swap contracts	65,497,262
Net realized and unrealized loss from investments, futures contracts and swap contracts	(161,057,323)
Net decrease in net assets resulting from operations	$(166,275,751)

See Accompanying Notes to Consolidated Financial Statements.

Credit Suisse Commodity Return Strategy Fund
Consolidated Statement of Changes in Net Assets

	For the Six Months Ended April 30, 2016 (unaudited)	For the Year Ended October 31, 2015
From Operations
Net investment loss	$(5,218,428)	$(26,785,559)
Net realized loss from investments, futures contracts and swap contracts	(250,602,214)	(1,666,536,437)
Net change in unrealized appreciation (depreciation) from investments, futures contracts and swap contracts	89,544,891	55,161,725
Net decrease in net assets resulting from operations	(166,275,751)	(1,638,160,271)
From Capital Share Transactions (Note 6)
Proceeds from sale of shares	1,187,217,110	4,481,759,888
Net asset value of shares redeemed	(2,216,261,777)	(3,119,545,833)
Net increase (decrease) in net assets from capital share transactions	(1,029,044,667)	1,362,214,055
Net decrease in net assets	(1,195,320,418)	(275,946,216)
Net Assets
Beginning of period	5,244,134,901	5,520,081,117
End of period	$4,048,814,483	$5,244,134,901
Accumulated net investment loss	$(27,916,907)	$(22,698,479)

See Accompanying Notes to Consolidated Financial Statements.

Credit Suisse Commodity Return Strategy Fund
Consolidated Financial Highlights
(For a Class I Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2016	For the Year Ended October 31,
	(unaudited)	2015	2014	2013	2012	2011
Per share data
Net asset value, beginning of period	$5.02	$6.76	$7.21	$8.22	$8.69	$9.12
INVESTMENT OPERATIONS
Net investment loss[1]	(0.01)	(0.03)	(0.04)	(0.04)	(0.05)	(0.05)[2]
Net gain (loss) on investments, futures contracts and swap contracts (both realized and unrealized)	(0.10)	(1.71)	(0.41)	(0.97)	(0.41)	0.29[2]
Total from investment operations	(0.11)	(1.74)	(0.45)	(1.01)	(0.46)	0.24
REDEMPTION FEES	—	—	0.00[3]	0.00[3]	0.00[3]	0.00[3]
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	—	—	—	—	—	(0.67)
Distributions from net realized gains	—	—	—	—	(0.01)	—
Total dividends and distributions	—	—	—	—	(0.01)	(0.67)
Net asset value, end of period	$4.91	$5.02	$6.76	$7.21	$8.22	$8.69
Total return[4]	(2.19)%	(25.74)%	(6.24)%	(12.29)%	(5.26)%	2.47%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$3,937,021	$5,103,563	$5,311,264	$4,730,828	$4,818,146	$4,779,638
Ratio of net expenses to average net assets	0.80%[5]	0.78%	0.78%	0.78%	0.80%	0.79%[2]
Ratio of net investment loss to average net assets	(0.26)%[5]	(0.48)%	(0.55)%	(0.55)%	(0.56)%	(0.59)%[2]
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.05%[5]	—%	—%	—%	0.01%	0.03%[2]
Portfolio turnover rate	68%	122%	103%	99%	84%	165%

1  Per share information is calculated using the average shares outstanding method.

2  Effective October 31, 2012, the Fund began reporting operations of its wholly-owned subsidiary on a consolidated basis. Had the Fund reported on a consolidated basis in prior periods, ratio of net expenses to average net assets without fee waivers and/or expense reimbursements would have increased by 0.01% for the year ended October 31, 2011. The ratio of net expenses to average net assets with fee waivers and/or expense reimbursements would have increased 0.00% for the same time period. The ratio of net investment income (loss) to average net assets would have increased 0.03% for the year ended October 31, 2011. This change did not have material impact to net investment income (loss) per share or net realized and unrealized gain (loss) per share.

3  This amount represents less than $0.01 per share.

4  Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower.

5  Annualized.

See Accompanying Notes to Consolidated Financial Statements.

Credit Suisse Commodity Return Strategy Fund
Consolidated Financial Highlights
(For a Class A Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2016	For the Year Ended October 31,
	(unaudited)	2015	2014	2013	2012	2011
Per share data
Net asset value, beginning of period	$4.93	$6.65	$7.12	$8.14	$8.62	$9.07
INVESTMENT OPERATIONS
Net investment loss[1]	(0.01)	(0.04)	(0.06)	(0.06)	(0.07)	(0.08)[2]
Net gain (loss) on investments, futures contracts and swap contracts (both realized and unrealized)	(0.10)	(1.68)	(0.41)	(0.96)	(0.40)	0.30[2]
Total from investment operations	(0.11)	(1.72)	(0.47)	(1.02)	(0.47)	0.22
REDEMPTION FEES	—	—	0.00[3]	0.00[3]	0.00[3]	0.00[3]
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	—	—	—	—	—	(0.67)
Distributions from net realized gains	—	—	—	—	(0.01)	—
Total dividends and distributions	—	—	—	—	(0.01)	(0.67)
Net asset value, end of period	$4.82	$4.93	$6.65	$7.12	$8.14	$8.62
Total return[4]	(2.23)%	(25.86)%	(6.60)%	(12.53)%	(5.42)%	2.24%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$104,907	$132,417	$192,423	$304,274	$591,661	$1,108,846
Ratio of net expenses to average net assets	1.05%[5]	1.03%	1.03%	1.03%	1.05%	1.04%[2]
Ratio of net investment loss to average net assets	(0.51)%[5]	(0.73)%	(0.81)%	(0.80)%	(0.82)%	(0.84)%[2]
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.05%[5]	—%	—%	—%	0.01%	0.03%[2]
Portfolio turnover rate	68%	122%	103%	99%	84%	165%

1  Per share information is calculated using the average shares outstanding method.

2  Effective December 31, 2012, the Fund began reporting operations of its wholly-owned subsidiary on a consolidated basis. Had the Fund reported on a consolidated basis in prior periods, ratio of net expenses to average net assets without fee waivers and/or expense reimbursements would have increased by 0.01% for the year ended December 31, 2011. The ratio of net expenses to average net assets with fee waivers and/or expense reimbursements would have increased 0.00% for the same time period. The ratio of net investment income (loss) to average net assets would have increased 0.03% for the year ended December 31, 2011. This change did not have material impact to net investment income (loss) per share or net realized and unrealized gain (loss) per share.

3  This amount represents less than $0.01 per share.

4  Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower.

5  Annualized.

See Accompanying Notes to Consolidated Financial Statements.

Credit Suisse Commodity Return Strategy Fund
Consolidated Financial Highlights
(For a Class C Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2016	For the Year Ended October 31,
	(unaudited)	2015	2014	2013	2012	2011
Per share data
Net asset value, beginning of period	$4.68	$6.37	$6.86	$7.90	$8.44	$8.96
INVESTMENT OPERATIONS
Net investment loss[1]	(0.03)	(0.08)	(0.11)	(0.11)	(0.12)	(0.14)[2]
Net gain (loss) on investments, futures contracts and swap contracts (both realized and unrealized)	(0.09)	(1.61)	(0.38)	(0.93)	(0.41)	0.29[2]
Total from investment operations	(0.12)	(1.69)	(0.49)	(1.04)	(0.53)	0.15
REDEMPTION FEES	—	—	0.00[3]	0.00[3]	0.00[3]	0.00[3]
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	—	—	—	—	—	(0.67)
Distributions from net realized gains	—	—	—	—	(0.01)	—
Total dividends and distributions	—	—	—	—	(0.01)	(0.67)
Net asset value, end of period	$4.56	$4.68	$6.37	$6.86	$7.90	$8.44
Total return[4]	(2.56)%	(26.53)%	(7.14)%	(13.16)%	(6.25)%	1.44%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$6,887	$8,155	$16,395	$20,267	$32,447	$46,250
Ratio of net expenses to average net assets	1.80%[5]	1.78%	1.78%	1.78%	1.80%	1.79%[2]
Ratio of net investment loss to average net assets	(1.26)%[5]	(1.49)%	(1.55)%	(1.55)%	(1.57)%	(1.59)%[2]
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.05%[5]	—%	—%	—%	0.01%	0.03%[2]
Portfolio turnover rate	68%	122%	103%	99%	84%	165%

1  Per share information is calculated using the average shares outstanding method.

2  Effective October 31, 2012, the Fund began reporting operations of its wholly-owned subsidiary on a consolidated basis. Had the Fund reported on a consolidated basis in prior periods, ratio of net expenses to average net assets without fee waivers and/or expense reimbursements would have increased by 0.01% for the year ended October 31, 2011. The ratio of net expenses to average net assets with fee waivers and/or expense reimbursements would have increased 0.00% for the same time period. The ratio of net investment income (loss) to average net assets would have increased 0.03% for the year ended October 31, 2011. This change did not have material impact to net investment income (loss) per share or net realized and unrealized gain (loss) per share.

3  This amount represents less than $(0.01) per share.

4  Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower.

5  Annualized.

See Accompanying Notes to Consolidated Financial Statements.

Credit Suisse Commodity Return Strategy Fund
Notes to Consolidated Financial Statements
April 30, 2016 (unaudited)

Note 1. Organization

Credit Suisse Commodity Return Strategy Fund (the "Fund"), a series of the Credit Suisse Commodity Strategy Funds (the "Trust"), a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a non-diversified open-end management investment company that seeks total return that exceeds the return of its benchmark index, the Bloomberg Commodity Index Total Return ("BCOM Index"). The Trust was organized under the laws of the State of Delaware as a statutory trust on May 19, 2004.

Credit Suisse Asset Management, LLC ("Credit Suisse"), the investment adviser to the Fund, is registered as a Commodity Pool Operator with the Commodity Futures Trading Commission. The Fund intends to gain exposure to commodities derivatives through investing in a wholly-owned subsidiary, Credit Suisse Cayman Commodity Fund I, Ltd. (the "Subsidiary"), organized under the laws of the Cayman Islands. The Subsidiary invests in commodity-linked derivative instruments, such as swaps and futures. The Subsidiary may also invest in debt securities, some of which are intended to serve as margin or collateral for the Subsidiary's derivatives positions.

The Subsidiary is managed by the same portfolio managers that manage the Fund and the accompanying financial statements reflect the financial position of the Fund and its Subsidiary and the results of operations on a consolidated basis. The consolidated financial statements include portfolio holdings of the Fund and the Subsidiary and all intercompany transactions and balances have been eliminated. The Fund may invest up to 25% of its total net assets in the Subsidiary. As of April 30, 2016, the Fund held $795,227,764 in the Subsidiary, representing 19.6% of the Fund's consolidated net assets. For the six months ended April 30, 2016, the net realized loss on securities held in the Subsidiary was $206,878,406.

Subsequent references to the Fund within the Notes to Consolidated Financial Statements collectively refer to the Fund and its Subsidiary.

The Fund offers three classes of shares: Class I shares, Class A shares and Class C shares. Each class of shares represents an equal pro rata interest in the Fund, except they bear different expenses, which reflect the differences in the range of services provided to them. Class A shares are sold subject to a front-end sales charge of up to 4.75%. Class C shares are sold subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within the first year of purchase. Class I shares are sold without a sales charge.

Credit Suisse Commodity Return Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2016 (unaudited)

Note 2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its consolidated financial statements. The policies are in accordance with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the consolidated financial statements. Actual results could differ from those estimates. The Fund is considered an investment company for financial reporting purposes under GAAP and follows Accounting Standard Codification ("ASC") Topic 946 — Financial Services — Investment Companies.

A) SECURITY VALUATION — The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. These pricing services generally price fixed income securities assuming orderly transactions of an institutional "round lot" size, but some trades occur in smaller "odd lot" sizes which may be effected at lower prices than institutional round lot trades. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis. The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees (the "Board") to fair value certain securities. When fair value pricing is

Credit Suisse Commodity Return Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2016 (unaudited)

Note 2. Significant Accounting Policies (continued)

employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the investment adviser to be unreliable, the market price may be determined by the investment adviser using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved and established by the Board.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

•  Level 1 – quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Credit Suisse Commodity Return Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2016 (unaudited)

Note 2. Significant Accounting Policies (continued)

The following is a summary of the inputs used as of April 30, 2016 in valuing the Fund's assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities
Commodity Indexed Structured Notes	$—	$95,769,916	$—	$95,769,916
United States Agency Obligations	—	3,067,176,731	—	3,067,176,731
United States Treasury Obligations	—	533,195,285	—	533,195,285
Short-term Investments	—	284,853,220	—	284,853,220
	$—	$3,980,995,152	$—	$3,980,995,152
Other Financial Instruments*
Swap Contracts	$—	$52,194,973	$—	$52,194,973
Liabilities	Level 1	Level 2	Level 3	Total
Other Financial Instruments*
Futures Contracts	$8,562,295	$—	$—	$8,562,295

*Other financial instruments include unrealized appreciation (depreciation) on futures and swap contracts.

For the six months ended April 30, 2016, there were no transfers in and out of Level 1, Level 2 and Level 3. All transfers, if any, are assumed to occur at the end of the reporting period.

B) DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES — The Fund adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities which require that a fund disclose (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for and (c) how derivative instruments and related hedging activities affect a fund's financial position, financial performance and cash flows. For the six months ended April 30, 2016, the Fund's derivatives did not qualify for hedge accounting as they are held at fair value.

Fair Values of Derivative Instruments as of April 30, 2016

	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Commodity Index Return Contracts	Unrealized appreciation on futures contracts	$—	Unrealized depreciation on futures contracts	$8,562,295	*
	Unrealized appreciation on open swap contracts	52,194,973	Unrealized depreciation on open swap contracts	—
		$52,194,973		$8,562,295

*Reflects cumulative appreciation (depreciation) of futures contracts as reported in the Consolidated Statement of Assets and Liabilities and Notes to Consolidated Financial Statements. Only unsettled variation margin receivable (payable) is reported in the Consolidated Statement of Assets and Liabilities.

Credit Suisse Commodity Return Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2016 (unaudited)

Note 2. Significant Accounting Policies (continued)

Effect of Derivative Instruments on the Consolidated Statement of Operations

	Location	Realized Gain (Loss)	Location	Net Unrealized Appreciation (Depreciation)
Commodity Index Return Contracts	Net realized gain from futures contracts	$12,325,849	Net change in unrealized appreciation (depreciation) from futures contracts	$(9,106,330)
	Net realized loss from swap contracts	(219,158,044)	Net change in unrealized appreciation (depreciation) from swap contracts	65,497,262
		$(206,832,195)		$56,390,932

The notional amount of futures contracts and swap contracts at the six months ended April 30, 2016 is reflected in the Consolidated Schedule of Investments. For the six months ended April 30, 2016, the Fund held average monthly notional values on a net basis of $42,374,376, $39,210,786 and $3,794,590,912 in long futures contracts, short futures contracts and swap contracts, respectively.

The Fund is a party to International Swap and Derivatives Association, Inc. ("ISDA") Master Agreements ("Master Agreements") with certain counterparties that govern over-the-counter derivative (including Total Return, Credit Default and Interest Rate Swaps) and foreign exchange contracts entered into by the Fund. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. Termination events applicable to the Fund may occur upon a decline in the Fund's net assets below a specified threshold over a certain period of time.

The following table presents by counterparty the Fund's derivative assets net of related collateral held by the Fund at April 30, 2016:

Counterparty	Gross Amounts of Assets Presented in the Consolidated Statement of Assets and Liabilities(a)	Financial Instruments and Derivatives Available for Offset	Non-Cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets(b)
Bank of America	$8,056,624	$—	$—	$—	$8,056,624
Barclays	2,620,243	—	—	—	2,620,243
BNP Paribas	2,866,418	—	—	—	2,866,418
CIBC	5,513,951	—	—	—	5,513,951
Citigroup	4,930,032	—	—	—	4,930,032
Goldman Sachs	4,756,532	—	—	—	4,756,532
JPMorgan Chase	3,446,242	—	—	—	3,446,242
Macquarie	6,963,302	—	—	—	6,963,302

Credit Suisse Commodity Return Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2016 (unaudited)

Note 2. Significant Accounting Policies (continued)

Counterparty	Gross Amounts of Assets Presented in the Consolidated Statement of Assets and Liabilities(a)	Financial Instruments and Derivatives Available for Offset	Non-Cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets(b)
Morgan Stanley	$3,599,829	$—	$—	$—	$3,599,829
Societie Generale	5,750,124	—	(2,545,000)	—	3,205,124
UBS	3,417,009	—	—	—	3,417,009
Wells Fargo Bank	274,667	—	—	—	274,667
	$52,194,973	$—	$(2,545,000)	$—	$49,649,973

(a)  Swap contracts are included.

(b)  In lieu of receiving cash collateral for its net exposure to the counterparty, the Fund's unrealized gains are used to satisfy the independent amount of collateral required by the counterparty for open contracts.

C) SECURITY TRANSACTIONS AND INVESTMENT INCOME/EXPENSE — Security transactions are accounted for on a trade date basis. Interest income/expense is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Dividend income/expense is recorded on the ex-dividend date. Certain expenses are class-specific expenses, vary by class and are charged only to that class. Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of the outstanding shares of that class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income, if any, are declared and paid quarterly. Distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

E) FEDERAL INCOME TAXES — No provision is made for federal taxes as it is the Fund's intention to continue to qualify as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended (the "Code"), and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

In order to qualify as a RIC under the Code, the Fund must meet certain requirements regarding the source of its income, the diversification of its assets

Credit Suisse Commodity Return Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2016 (unaudited)

Note 2. Significant Accounting Policies (continued)

and the distribution of its income. One of these requirements is that the Fund derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, other income derived with respect to its business of investing in such stock, securities or currencies or net income derived from interests in certain publicly traded partnerships ("Qualifying Income"). The Fund may seek to track the performance of the BCOM Index through investing in structured notes designed to track the performance of the BCOM Index. The Fund has received a private letter ruling from the Internal Revenue Service ("IRS") which confirms that the Fund's use of certain types of structured notes designed to track the performance of the BCOM Index produce Qualifying Income. In addition, the Fund may, through its investment in the Subsidiary, seek to track the performance of the BCOM Index by the Subsidiary's investments in commodity-linked swaps and/or futures contracts. The Fund has obtained a private letter ruling from the IRS that its investment in the Subsidiary will produce Qualifying Income. If the Fund is unable to ensure continued qualification as a RIC, the Fund may be required to change its investment objective, policies or techniques, or may be liquidated. If the Fund fails to qualify as a RIC, the Fund will be subject to federal income tax on its net income and capital gains at regular corporate rates (without reduction for distributions to shareholders). If the Fund were to fail to qualify as a RIC and become subject to federal income tax, shareholders of the Fund would be subject to the risk of diminished returns.

The Fund adopted the authoritative guidance for uncertainty in income taxes and recognizes a tax benefit or liability from an uncertain position only if it is more likely than not that the position is sustainable based solely on its technical merits and consideration of the relevant taxing authority's widely understood administrative practices and procedures. The Fund has reviewed its current tax positions and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the IRS.

F) SHORT-TERM INVESTMENTS — The Fund, together with other funds/portfolios advised by Credit Suisse, pools available cash into a short-term variable rate time deposit issued by State Street Bank and Trust Company ("SSB"), the Fund's custodian. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

Credit Suisse Commodity Return Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2016 (unaudited)

Note 2. Significant Accounting Policies (continued)

G) FUTURES — The Fund may enter into futures contracts to the extent permitted by its investment policies and objectives. The Fund may use futures contracts to gain exposure to or hedge against changes in commodities. Upon entering into a futures contract, the Fund is required to deposit cash and/or pledge U.S. Government securities as initial margin. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying instrument, are made or received by the Fund each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund's basis in the contract. Risks of entering into futures contracts for hedging purposes include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. In addition, the purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit and subsequent payments may be required for a futures transaction. The Fund's open futures contracts are disclosed in the Consolidated Schedule of Investments. At April 30, 2016, the amount of restricted cash held at brokers was $0.

H) SWAPS — The Fund may enter into commodity index swaps either for hedging purposes or to seek to increase total return. A swap contract is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset or notional principal amount. The Fund will enter into swap contracts only on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The extent of the Fund's exposure to credit and counterparty risks is the discounted net value of the cash flows to be received from the counterparty over the contract's remaining life, to the extent that the amount is positive. These risks are mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty. Therefore, the Fund considers the creditworthiness of each counterparty as well as the amounts posted by the counterparty pursuant to the master netting agreement to a swap contract

Credit Suisse Commodity Return Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2016 (unaudited)

Note 2. Significant Accounting Policies (continued)

in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index.

The Fund may enter into total return swap contracts, involving commitments to pay interest in exchange for a market-linked return, both based on notional amounts. The Fund may invest in total return swap contracts for hedging purposes or to seek to increase total return. To the extent the total return of the security or index underlying the transactions exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty.

The Fund records unrealized gains or losses on a daily basis representing the value and the current net receivable or payable relating to open swap contracts. Net amounts received or paid on the swap contract are recorded as realized gains or losses. Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation or depreciation on swap contracts. Realized gains and losses from terminated swaps are included in net realized gains/losses on swap contracts transactions. The Fund may invest in total return swap contracts for hedging purposes or to seek to increase total return. The Fund's open swap contracts are disclosed in the Consolidated Schedule of Investments. At April 30, 2016, the amount of restricted cash held at brokers for the Fund was $59,651,099.

I) COMMODITY INDEXED STRUCTURED NOTES — The Fund may invest in structured notes whose value is based on the price movements of the BCOM Index. The structured notes are often leveraged, increasing the volatility of each note's value relative to the change in the underlying linked financial instrument. The value of these notes will rise and fall in response to changes in the underlying commodity index. Structured notes may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the underlying commodity index. Structured notes may also be more volatile, less liquid, and more difficult to accurately price than less complex securities or more traditional debt securities. Fluctuations in the value of the structured notes are recorded as unrealized gains and losses in the accompanying financial statements. Payments are recorded as interest income. These notes are subject to prepayment, credit and interest rate risks. The Fund has the option to request prepayment from the issuer. At maturity, or when a note is sold, the Fund records a realized gain or loss. At April 30, 2016, the value of these securities comprised 2.4% of the Fund's net assets and resulted in unrealized appreciation of $26,447,916.

Credit Suisse Commodity Return Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2016 (unaudited)

Note 2. Significant Accounting Policies (continued)

J) SECURITIES LENDING — Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). Cash collateral received by the Fund in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by Credit Suisse and may be invested in a variety of investments, including funds advised by SSB, the Fund's securities lending agent or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

SSB has been engaged by the Fund to act as the Fund's securities lending agent. As of April 30, 2016, the Fund had investment securities on loan with a fair value of $22,568,234 and a related liability of $23,017,500 for collateral received on securities loaned, both of which are presented gross on the Consolidated Statement of Assets and Liabilities. The collateral for securities loaned is valued consistently to the other investments held by the Fund and is included in level 2 of the fair value hierarchy. For the six months ended April 30, 2016, the value of the related collateral exceeded the value of the securities loaned.

The Fund's securities lending arrangement provides that the Fund and SSB will share the net income earned from securities lending activities. During the six months ended April 30, 2016, total earnings from the Fund's investment in cash collateral received in connection with securities lending arrangements was $134,603, of which $50,088 was rebated to borrowers (brokers). The Fund retained $71,808 in income from the cash collateral investment, and SSB, as lending agent, was paid $12,707. Securities lending income is accrued as earned.

K) OTHER — In the normal course of business the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. The potential loss could exceed the value of the financial assets recorded in the Consolidated financial statements. Financial assets, which potentially expose the Fund to credit risk, consist principally of cash due from counterparties and investments. The extent of the Fund's exposure to credit and counterparty risks in respect

Credit Suisse Commodity Return Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2016 (unaudited)

Note 2. Significant Accounting Policies (continued)

to these financial assets approximates their carrying value as recorded in the Fund's Consolidated Statement of Assets and Liabilities.

L) NEW ACCOUNTING PRONOUNCEMENTS — On April 7, 2015, the Financial Accounting Standards Board ("FASB") issued a new Accounting Standards Update ("ASU") No. 2015-03, "Simplifying the Presentation of Debt Issuance Costs". The ASU requires debt issuance costs to be presented on the balance sheet as a direct deduction from the debt liability. The ASU is effective for interim and annual reporting periods beginning after December 15, 2015. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.

In May 2015, the FASB issued ASU No. 2015-07, "Disclosures for Investments in Certain Entities that Calculate Net Asset Value per Share (or its Equivalent)". The guidance removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the NAV per share practical expedient. Sufficient information must be provided to permit reconciliation of the fair value of assets categorized within the fair value hierarchy to the amounts presented in the Consolidated Statement of Assets and Liabilities. The guidance is required to be presented for annual periods beginning after December 15, 2015, and for interim periods within those fiscal years. Management is currently reviewing the requirements and believes the adoption of this ASU will not have a material impact on its financial statements.

M) SUBSEQUENT EVENTS — In preparing the financial statements as of April 30, 2016, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements through the date of release of this report. No such events requiring recognition or disclosure were identified through the date of the release of this report.

Note 3. Transactions with Affiliates and Related Parties

Credit Suisse serves as investment adviser for the Fund. For its investment advisory services, Credit Suisse is entitled to receive a fee from the Fund at an annual rate of 0.50% of the Fund's average daily net assets. For the six months ended April 30, 2016, investment advisory fees earned and fees waived were $9,714,497 and $923,435, respectively. For the period from November 1, 2015 to November 17, 2015, Credit Suisse voluntarily waived fees and reimbursed expenses so that the Fund's annual operating expenses would not exceed 0.80% of the Fund's average daily net assets for Class I shares, 1.05% of the Fund's average daily net assets for Class A shares, and 1.80% of the Fund's average

Credit Suisse Commodity Return Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2016 (unaudited)

Note 3. Transactions with Affiliates and Related Parties (continued)

daily net assets for Class C shares. The Fund entered into a written contract on November 17, 2015 to limit expenses to 0.80% of the Fund's average daily net assets for Class I shares, 1.05% of the Fund's average daily net assets for Class A shares and 1.80% of the Fund's average daily net assets for Class C shares through at least February 28, 2017.

For the six months ended April 30, 2016, the amounts waived and reimbursed by Credit Suisse, as well as the amounts available for recoupment/potential future recoupment by Credit Suisse and the expiration schedule at April 30, 2016 are as follows:

	Fee waivers/ expense reimbursements subject to repayment*	Expires October 31, 2019
Class I	$894,045	$894,045
Class A	27,722	27,722
Class C	1,668	1,668
Totals	$923,435	$923,435

*The Subsidiary is not eligible for recoupment.

Credit Suisse and SSB serve as co-administrators to the Fund. For its co-administrative services, Credit Suisse received a fee calculation at an annual rate of 0.09% of the Fund's average daily net assets. For the six months ended April 30, 2016, co-administrative services fees earned by Credit Suisse were $1,748,609.

For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon the relative average net assets of each fund/portfolio, subject to an annual minimum fee. For the six months ended April 30, 2016, co-administrative services fees earned by SSB (including out-of-pocket expenses) with respect to the Fund were $306,417.

Credit Suisse Securities (USA) LLC ("CSSU"), an affiliate of Credit Suisse, serves as the distributor of the Fund's shares. Pursuant to distribution plans adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act, CSSU received fees for its distribution services. These fees were calculated at an annual rate of 0.25% of the average daily net assets of the Class A shares. For the Class C shares, the fee is calculated at an annual rate of 1.00% of the average daily net assets. For the six months ended April 30, 2016, the Fund's paid Rule 12b-1 distribution fees of $138,958 for Class A shares and $34,144 for Class C shares. Class I shares are not subject to Rule 12b-1 distribution fees.

Credit Suisse Commodity Return Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2016 (unaudited)

Note 3. Transactions with Affiliates and Related Parties (continued)

Certain brokers, dealers and financial representatives provide transfer agent related services to the Fund and receive compensation from the Fund. For the six months ended April 30, 2016, the Fund paid $2,962,457, which is included within transfer agent fees on the Consolidated Statement of Operations.

For the six months ended April 30, 2016, CSSU and its affiliates advised the Fund that they retained $2,941 from commissions earned on the sale of the Fund's Class A shares. There were no commissions earned on sale of Class C shares.

Note 4. Line of Credit

The Fund, together with other funds/portfolios advised by Credit Suisse (collectively, the "Participating Funds"), participates in a committed, unsecured line of credit facility ("Credit Facility"), in an aggregated amount of $250 million for temporary or emergency purposes with SSB under a first-come, first-served basis. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at either the Overnight Federal Funds rate or the Overnight LIBOR rate plus a spread. At April 30, 2016 and during the six months ended April 30, 2016, the Fund had no borrowings outstanding under the Credit Facility.

Note 5. Purchases and Sales of Securities

For the six months ended April 30, 2016, purchases and sales of investment securities (excluding short-term investments) and U.S. Government and Agency Obligations were as follows:

Investment Securities		U.S. Government/ Agency Obligations
Purchases	Sales	Purchases	Sales
$69,322,000	$45,838,059	$2,101,133,980	$3,115,840,226

Credit Suisse Commodity Return Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2016 (unaudited)

Note 6. Capital Share Transactions

The Fund is authorized to issue an unlimited number of full and fractional shares of beneficial interest, $.001 par value per share. The Fund offers Class I, Class A and Class C shares. Transactions in capital shares for each class of the Fund were as follows:

	Class I
	For the Six Months Ended April 30, 2016 (unaudited)		For the Year Ended October 31, 2015
	Shares	Value	Shares	Value
Shares sold	255,923,908	$1,156,947,910	752,955,140	$4,395,985,710
Shares redeemed	(472,384,781)	(2,162,802,595)	(521,278,985)	(3,017,999,712)
Net increase (decrease)	(216,460,873)	$(1,005,854,685)	231,676,155	$1,377,985,998
	Class A
	For the Six Months Ended April 30, 2016 (unaudited)		For the Year Ended October 31, 2015
	Shares	Value	Shares	Value
Shares sold	6,649,777	$29,553,866	14,734,330	$83,875,950
Shares redeemed	(11,771,414)	(51,770,960)	(16,770,980)	(94,960,642)
Net decrease	(5,121,637)	$(22,217,094)	(2,036,650)	$(11,084,692)
	Class C
	For the Six Months Ended April 30, 2016 (unaudited)		For the Year Ended October 31, 2015
	Shares	Value	Shares	Value
Shares sold	166,250	$715,334	349,569	$1,898,228
Shares redeemed	(399,658)	(1,688,222)	(1,182,197)	(6,585,479)
Net decrease	(233,408)	$(972,888)	(832,628)	$(4,687,251)

On April 30, 2016, the number of shareholders that held 5% or more of the outstanding shares of each class of the Fund was as follows:

	Number of Shareholders	Approximate Percentage of Outstanding Shares
Class I	4	62%
Class A	4	72%
Class C	8	81%

Some of the shareholders are omnibus accounts, which hold shares on behalf of individual shareholders.

Credit Suisse Commodity Return Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2016 (unaudited)

Note 7. Contingencies

In the normal course of business, the Fund may provide general indemnifications pursuant to certain contracts and organizational documents. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Note 8. Other Matters

On May 19, 2014, the U.S. Department of Justice (the "Department of Justice") filed a one-count criminal information (the "Information") in the District Court for the Eastern District of Virginia (the "District Court") charging Credit Suisse AG ("CSAG") with conspiracy to commit tax fraud related to accounts CSAG established for cross-border clients. The Department of Justice and CSAG entered into a plea agreement (the "Plea Agreement") settling the action pursuant to which CSAG pleaded guilty to the charge set out in the Information.

The Plea Agreement requires CSAG to pay over $1.8 billion to the U.S. government, including the U.S. Internal Revenue Service. The Plea Agreement also requires CSAG to lawfully undertake certain remedial actions to address the conduct described in the Plea Agreement.

CSAG has entered into other settlements relating to the conduct set out in the Plea Agreement. CSAG has entered into a Consent Order with the Federal Reserve Board (the "Federal Reserve") to resolve certain findings by the Federal Reserve, including that the activities of CSAG regarding opening of foreign accounts for U.S. taxpayers, provision of investment services to U.S. clients, and operation of CSAG's New York representative office prior to 2009 lacked adequate enterprise-wide risk management and compliance policies and procedures sufficient to ensure that all of its activities comply with U.S. laws and regulations. In addition, CSAG has entered into a Consent Order with the New York State Department of Financial Services (the "DFS") to resolve the DFS's investigation into the conduct described in the Plea Agreement. The settlement with the Federal Reserve requires CSAG to pay $100 million to the Federal Reserve, and the settlement with the DFS requires CSAG to pay $715 million to the DFS.

These settlements follow a settlement by Credit Suisse Group AG ("CS Group"), the parent company of CSAG, with the Securities and Exchange Commission (the "Commission") on February 21, 2014 to resolve an

Credit Suisse Commodity Return Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2016 (unaudited)

Note 8. Other Matters (continued)

investigation by the Commission into solicitation and provision of broker-dealer and investment advisory services to certain U.S. cross-border clients by CS Group while not registered with the Commission as a broker-dealer or investment adviser. As part of the settlement, CS Group retained an independent consultant to evaluate its policies and procedures and examine its broker-dealer and investment adviser activities to fully verify that the business that was the subject of the Commission investigation has been completely exited. CS Group also agreed to pay $196,511,014, which includes $82,170,990 in disgorgement, $64,340,024 in interest and a $50,000,000 penalty.

CSAG is the indirect parent company of Credit Suisse and CSSU. Neither Credit Suisse, CSSU nor the Fund was named in the Plea Agreement (as defined above) or other settlements relating to the conduct set out in the Plea Agreement. The conduct set out in the Plea Agreement did not involve the Fund, Credit Suisse or CSSU with respect to its investment adviser and distribution activities relating to the Fund.

Credit Suisse, CSSU and certain of their affiliates have received a permanent exemptive order from the Commission to permit them to continue serving as investment advisers and principal underwriters for U.S.-registered investment companies, such as the Fund. Due to a provision in the law governing the operation of U.S.-registered investment companies, they would otherwise have become ineligible to perform these activities as a result of the plea in the Plea Agreement. The permanent exemptive order permits Credit Suisse and CSSU to continue to provide services to the Fund, so long as, among other things, no current or former employee of CSAG or any affiliate of CSAG who previously has been or who subsequently may be identified by CSAG or any U.S. or non-U.S. regulatory or enforcement agencies as having been responsible for the conduct described in the Plea Agreement will be employed by Credit Suisse and certain of its affiliates. Credit Suisse and CSSU have informed the Fund that, Credit Suisse and CSSU believe the Settlements will not have any material impact on the Fund or on the ability of Credit Suisse or CSSU to perform services for the Fund.

On November 21, 2014, at the sentencing hearing, the District Court accepted and implemented the sentence as set out in the Plea Agreement. The District Court imposed no additional conditions beyond those contained in the Plea Agreement.

Credit Suisse Commodity Return Strategy Fund
Board Approval of Advisory Agreement (unaudited)

In approving the renewal of the current Advisory Agreement for the Credit Suisse Commodity Return Strategy Fund (the "Fund"), a series of Credit Suisse Commodity Strategy Funds (the "Trust"), the Board of Trustees of the Trust (the "Board"), including all of the Trustees who are not "interested persons" of the Trust as defined in the Investment Company Act of 1940 (the "Independent Trustees"), at a meeting held on November 16 and 17, 2015, considered the following factors:

Investment Advisory Fee Rates and Expenses

The Board reviewed and considered the contractual advisory fee rate of 0.50% for the Fund (the "Contractual Advisory Fee") in light of the extent and quality of the advisory services provided by Credit Suisse Asset Management, LLC ("Credit Suisse"). The Board also considered that Credit Suisse would enter into an expense limitation agreement ("Expense Limitation Agreement") limiting the Fund's total net expenses to 1.05%, 1.80% and 0.80% of the average daily net assets of Class A, Class C and Class I, respectively, until February 28, 2017.

Additionally, the Board received and considered information comparing the Fund's Contractual Advisory Fee, Contractual Advisory Fee less waivers and/or reimbursements ("Net Advisory Fee") and the Fund's overall expenses with those of funds in both the relevant expense group ("Expense Group") and universe of funds ("Expense Universe") provided by Broadridge, an independent provider of investment company data. The Board was provided with a description of the methodology used to arrive at the funds included in the Expense Group and the Expense Universe. The Board also received and considered information regarding the co-administration fees paid by the Fund.

Nature, Extent and Quality of the Services under the Advisory Agreement

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by Credit Suisse under the Advisory Agreement. The Board also noted information received at regular meetings throughout the year related to the services rendered by Credit Suisse. The Board reviewed background information about Credit Suisse, including its Form ADV Part 2 — Disclosure Brochure and Brochure Supplement. The Board considered the background and experience of Credit Suisse's senior management and the expertise of, and the amount of attention given to the Fund by, senior personnel of Credit Suisse. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day portfolio

Credit Suisse Commodity Return Strategy Fund
Board Approval of Advisory Agreement (unaudited) (continued)

management of the Fund and the extent of the resources devoted to research and analysis of actual and potential investments. The Board evaluated the ability of Credit Suisse, based on its resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Board also received and considered information about the nature, extent and quality of services and fee rates offered to other Credit Suisse clients for comparable services.

Fund Performance

The Board received and considered performance results of the Fund over time, along with comparisons both to the relevant performance group ("Performance Group") and universe of funds ("Performance Universe") for the Fund. The Board was provided with a description of the methodology used to arrive at the funds included in the Performance Group and the Performance Universe.

Credit Suisse Profitability

The Board received and considered a profitability analysis of Credit Suisse based on the fees payable under the Advisory Agreement for the Fund as well as other relationships between the Fund on the one hand and Credit Suisse affiliates on the other. The Board also considered Credit Suisse's methodology for allocating costs to the Fund, recognizing that cost allocation methodologies are inherently subjective. The Board received profitability information for the other funds in the Credit Suisse family of funds.

Economies of Scale

The Board considered information regarding whether there have been economies of scale with respect to the management of the Fund, whether the Fund has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. Accordingly, the Board considered whether breakpoints in the Fund's advisory fee structure would be appropriate or reasonable taking into consideration economies of scale or other efficiencies that might accrue from increases in the Fund's asset levels.

Credit Suisse Commodity Return Strategy Fund
Board Approval of Advisory Agreement (unaudited) (continued)

Other Benefits to Credit Suisse

The Board considered other benefits received by Credit Suisse and its affiliates as a result of their relationship with the Fund. Such benefits include, among others, benefits potentially derived from an increase in Credit Suisse's businesses as a result of its relationship with the Fund (such as the ability to market to shareholders other financial products offered by Credit Suisse and its affiliates) and the fees paid to Credit Suisse and an affiliate of Credit Suisse for co-administration and distribution services, respectively.

The Board considered the standards applied in seeking best execution and reviewed Credit Suisse's method for allocating portfolio investment opportunities among its advisory clients.

Other Factors and Broader Review

As discussed above, the Board reviews detailed materials received from Credit Suisse as part of the annual re-approval process. The Board also reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of Credit Suisse at least quarterly, which include, among other things, detailed portfolio and market reviews, detailed fund performance reports and Credit Suisse's compliance procedures.

Conclusions

In selecting Credit Suisse, and approving the renewal of the Advisory Agreement and the investment advisory fee under such agreement, the Board concluded that:

•  The combined Contractual Advisory Fee and co-administration fee were below the median contractual management fees of the Expense Group, and the Combined Net Advisory Fee and co-administration fee were below the median actual management fees of the Expense Group. The Board considered the fees to be reasonable.

•  Performance information was shown for the one, two, three, four, five and ten year periods ended August 31, 2015. Fund performance was slightly above the median of its Performance Group for the one, two and three year periods but was below the median for the four, five and ten year periods and Fund performance was slightly above the median of its Performance Universe for the one, two and three year periods, below the

Credit Suisse Commodity Return Strategy Fund
Board Approval of Advisory Agreement (unaudited) (continued)

median for the four and five year periods and at the median for the ten year period.

•  The Board was satisfied with the nature, extent and quality of the investment advisory services provided to the Fund by Credit Suisse and that, based on dialogue with management and counsel, the services provided by Credit Suisse under the Advisory Agreement are typical of, and consistent with, those provided to similar mutual funds by other investment advisers.

•  In light of the costs of providing investment management and other services to the Fund and Credit Suisse's ongoing commitment to the Fund and willingness to waive fees, Credit Suisse's profitability based on fees payable under the Advisory Agreement, as well as other ancillary benefits that Credit Suisse and its affiliates received, were considered reasonable.

•  In light of the information received and considered by the Board, the Fund's current fee structure was considered reasonable.

No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the renewal of the Advisory Agreement. The Independent Trustees were advised by separate independent legal counsel throughout the process.

Credit Suisse Commodity Return Strategy Fund
Notice of Privacy and Information Practices (unaudited)

At Credit Suisse, we know that you are concerned with how we protect and handle nonpublic personal information that identifies you. This notice is designed to help you understand what nonpublic personal information we collect from you and from other sources, and how we use that information in connection with your investments and investment choices that may be available to you. Except where otherwise noted, this notice is applicable only to consumers who are current or former investors, meaning individual persons whose investments are primarily for household, family or personal use ("individual investors"). Specified sections of this notice, however, also apply to other types of investors (called "institutional investors"). Where the notice applies to institutional investors, the notice expressly states so. This notice is being provided by Credit Suisse Funds and Credit Suisse Closed-End Funds. This notice applies solely to U.S. registered investment companies advised by Credit Suisse Asset Management, LLC.

Categories of information we may collect:

We may collect information about you, including nonpublic personal information, such as

•  Information we receive from you on applications, forms, agreements, questionnaires, Credit Suisse websites and other websites that are part of our investment program, or in the course of establishing or maintaining a customer relationship, such as your name, address, e-mail address, Social Security number, assets, income, financial situation; and

•  Information we obtain from your transactions and experiences with us, our affiliates, or others, such as your account balances or other investment information, assets purchased and sold, and other parties to a transaction, where applicable.

Categories of information we disclose and parties to whom we disclose it:

•  We do not disclose nonpublic personal information about our individual investors, except as permitted or required by law or regulation. Whether you are an individual investor or institutional investor, we may share the information described above with our affiliates that perform services on our behalf, and with our asset management and private banking affiliates; as well as with unaffiliated third parties that perform services on our behalf, such as our accountants, auditors, attorneys, broker-dealers, fund administrators, and other service providers.

Credit Suisse Commodity Return Strategy Fund
Notice of Privacy and Information Practices (unaudited) (continued)

•  We want our investors to be informed about additional products or services. We do not disclose nonpublic personal information relating to individual investors to our affiliates for marketing purposes, nor do we use such information received from our affiliates to solicit individual investors for such purposes. Whether you are an individual investor or an institutional investor, we may disclose information, including nonpublic personal information, regarding our transactions and experiences with you to our affiliates.

•  In addition, whether you are an individual investor or an institutional investor, we reserve the right to disclose information, including nonpublic personal information, about you to any person or entity, including without limitation any governmental agency, regulatory authority or self-regulatory organization having jurisdiction over us or our affiliates, if (i) we determine in our discretion that such disclosure is necessary or advisable pursuant to or in connection with any United States federal, state or local, or non-U.S., court order (or other legal process), law, rule, regulation, or executive order or policy, including without limitation any anti-money laundering law or the USA PATRIOT Act of 2001; and (ii) such disclosure is not otherwise prohibited by law, rule, regulation, or executive order or policy.

Confidentiality and security

•  To protect nonpublic personal information about individual investors, we restrict access to those employees and agents who need to know that information to provide products or services to us and to our investors. We maintain physical, electronic, and procedural safeguards to protect nonpublic personal information.

Other Disclosures

This notice is not intended to be incorporated in any offering materials, but is a statement of our current Notice of Privacy and Information Practices and may be amended from time to time. This notice is current as of May 24, 2016.

Credit Suisse Commodity Return Strategy Fund
Proxy Voting and Portfolio Holdings Information (unaudited)

Information regarding how the Fund voted proxies related to its portfolio securities during the 12-month period ended June 30 of each year, as well as the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available:

•  By calling 1-877-870-2874

•  On the Fund's website, www.credit-suisse.com/us/funds

•  On the website of the Securities and Exchange Commission, www.sec.gov.

The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-202-551-8090.

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P.O. BOX 55030, BOSTON, MA 02205-5030

877-870-2874 ■ www.credit-suisse.com/us/funds

CREDIT SUISSE SECURITIES (USA) LLC, DISTRIBUTOR.  COM-SAR-0416

Item 2. Code of Ethics.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 3. Audit Committee Financial Expert.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 4. Principal Accountant Fees and Services.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

This item is not applicable to the registrant.

Item 6. Schedule of Investments.

Included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

This item is not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

This item is not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

This item is not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

The Nominating Committee recommends Board member candidates.  Shareholders of the registrant may also submit nominees that will be considered by the Committee.  Recommendations should be mailed to the registrant’s Secretary, c/o Credit Suisse Asset Management, LLC, One Madison Avenue, New York, NY 10010.  Any submission should include at a minimum the following information: the name, age, business address, residence address and principal occupation or employment of such individual; the class, series and number of shares of the registrant that are beneficially owned by such individual; the date such shares were acquired and the investment intent of such acquisition; whether such shareholder believes such individual is, or is not, an “interested person” of the registrant (as defined in the Investment Company Act of 1940) and information regarding such individual that is sufficient, in the Committee’s discretion, to make such determination; and all other information relating to such individual that is required to be disclosed in solicitation of proxies for election of directors in an election contest (even if an election contest is not involved) or is otherwise required pursuant to the rules for proxy materials under the Securities Exchange Act of 1934.

Item 11. Controls and Procedures.

(a) As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s second fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)                  Not applicable.

(a)(2)                  The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

(a)(3)                  Not applicable.

(b)                                 The certifications of the registrant as required by Rule 30a-2(b) under the Act are an exhibit to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE COMMODITY STRATEGY FUNDS

/s/ John G. Popp
Name:	John G. Popp
Title:	Chief Executive Officer and President
Date:	July 1, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John G. Popp
Name:	John G. Popp
Title:	Chief Executive Officer and President
Date:	July 1, 2016

/s/ Kenneth J. Lohsen
Name:	Kenneth J. Lohsen
Title:	Chief Financial Officer
Date:	July 1, 2016